Filed Pursuant to Rule 497
File Nos 333-192733 & 811-22917

Prospectus Dated August 8, 2014

ABSOLUTE SHARES TRUST

WBI SMID Tactical Growth Shares (WBIA)
WBI SMID Tactical Value Shares (WBIB)
WBI SMID Tactical Yield Shares (WBIC)
WBI SMID Tactical Select Shares (WBID)
WBI Large Cap Tactical Growth Shares (WBIE)
WBI Large Cap Tactical Value Shares (WBIF)
WBI Large Cap Tactical Yield Shares (WBIG)
WBI Large Cap Tactical Select Shares (WBIL)
WBI Tactical Income Shares (WBII)
WBI Tactical High Income Shares (WBIH)

NEITHER THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured   |   May Lose Value   |   No Bank Guarantee

Absolute Shares Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds.” This Prospectus relates to the following Funds:

Name	CUSIP	Symbol
WBI SMID Tactical Growth Shares	00400R106	WBIA
WBI SMID Tactical Value Shares	00400R205	WBIB
WBI SMID Tactical Yield Shares	00400R304	WBIC
WBI SMID Tactical Select Shares	00400R403	WBID
WBI Large Cap Tactical Growth Shares	00400R502	WBIE
WBI Large Cap Tactical Value Shares	00400R601	WBIF
WBI Large Cap Tactical Yield Shares	00400R700	WBIG
WBI Large Cap Tactical Select Shares	00400R809	WBIL
WBI Tactical Income Shares	00400R874	WBII
WBI Tactical High Income Shares	00400R882	WBIH

Each Fund is an exchange-traded fund (“ETF”). This means that shares of the Funds are listed on a national securities exchange, such as the NYSE Arca, Inc. (“NYSE Arca” or “Exchange”) and trade at market prices. The market price for each Fund’s shares may be different from its net asset value per share (the “NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

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SUMMARY INFORMATION

WBI SMID TACTICAL GROWTH

Investment Objective

The WBI SMID Tactical Growth Shares (“WBI SMID Tactical Growth Shares” or, the “Fund”) objectives are to seek long-term capital appreciation and the potential for current income, while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.15%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Reimbursement(b)	(0.00)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year.
(b)	WBI Investments, Inc. (the “Sub-Advisor”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least September 30, 2015 so that the total annual operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (“Operating Expenses”) of the Fund are limited to 1.25% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Sub-Advisor.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$102	$318

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of small-capitalization and mid-capitalization domestic and foreign companies which WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities, Inc., the advisor (“Advisor”), believes display attractive prospects for growth in a company’s intrinsic value, and up to 20% of its net assets in other tactical investment opportunities. Small-capitalization and mid-capitalization companies are those that are not in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $17 billion. Companies below the ten percent threshold for small and mid-sized companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The Fund will seek to invest in domestic and foreign small-capitalization stocks and mid-capitalization stocks which in the Sub-Advisor’s opinion display characteristics that correspond to attractive prospects for growth in a company’s intrinsic value. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process as described briefly below, and may exhibit other investment characteristics in addition to their prospects for growth that would make them suitable candidates for inclusion in other Funds or accounts advised by the Sub-Advisor, as well.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest include fixed, floating and variable corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

Up to 20% of the Fund’s net assets may be invested in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”). Investments in other investment companies that include predominantly small-capitalization and mid-capitalization equity securities are considered small-capitalization and mid-capitalization equity securities for purposes of the Fund’s equity allocation target.

The Sub-Advisor’s proprietary portfolio selection process (“Selection Process”) used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The selection process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign small-capitalization and mid-capitalization equity securities in an attempt to find companies with attractive growth characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The selection process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s target allocation is 80% small-capitalization and mid-capitalization equity securities.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

Market Risk — Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

Management Risk — Your investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Equity Market Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Dividend Risk — To the extent that the Fund invests in dividend-paying common stocks, the Fund may underperform funds that do not invest in dividend-paying common stocks during periods when dividend-paying common stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

Model Risk — The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

Growth Risk — Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, and dividends can help cushion stock prices in market downturns, and reduce potential losses. The Fund’s investments in stocks of growth companies may cause the share price of the Fund to be more volatile than the prices of funds that do not invest primarily in growth stocks. During periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities.

Value Risk — Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time, or may never realize their expected potential value. To the extent the Fund invests in value stocks, the Fund may underperform funds that do not invest in value stocks during periods when value stocks underperform other types of stocks.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk — The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Small- and Medium-Sized Companies Risk — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

ETF and Mutual Fund Risk — When the Fund invests in another ETF or mutual fund, it will bear additional expenses based on its pro rata share of such ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities and other assets held by the ETF or mutual fund. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or mutual fund, including but not limited to those of ETNs, and equity options, derivatives, currencies, index, leverage and replication management.

Master Limited Partnership Risk — Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

Exchange-Traded Note Risk — The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

Portfolio Turnover Risk — A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Securities’ Business Risk — Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. The Fund’s investments in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

Mortgage-Backed Securities Risk — In addition to the general risks associated with debt securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

New Fund Risk — The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Fluctuation of Net Asset Value — The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in market value of the Fund’s holdings. The market prices of the Fund’s Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV.

Absence of a Prior Active Market — Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Trading Price Risk — Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. Updated performance information will be available on www.wbishares.com, the Funds’ “Website,” or by calling the Fund toll-free at (800) 772-5810.

Management

Investment Advisor. Millington Securities, Inc. is the Fund’s investment advisor and has selected its affiliate WBI Investments, Inc. to act as Sub-Advisor to the Fund and to be responsible for its day-to-day investment management.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are as follows:

•	Gary E. Stroik, lead portfolio manager. Mr. Stroik joined the Sub-Advisor in 1990 and is its Chief Investment Officer. He has been a portfolio manager of the Fund since its inception.
•	Don Schreiber, Jr., co-portfolio manager. Mr. Schreiber founded the Sub-Advisor in 1984 and is its Founder and Chief Executive Officer. He has been a portfolio manager of the Fund since its inception.
•	Craig French, co-portfolio manager. Mr. French joined the Sub-Advisor in 2013 and serves in the role of Portfolio Manager. He has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units comprised of blocks of 50,000 Shares, or whole multiples thereof. The Fund’s Creation Units are issued and redeemed in cash, but may be made “in-kind,” for securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Sub-Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WBI SMID TACTICAL VALUE

Investment Objective

The WBI SMID Tactical Value Shares (“WBI SMID Tactical Value Shares” or, the “Fund”) objectives are to seek long-term capital appreciation and the potential for current income, while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.15%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Reimbursement(b)	(0.00)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year.
(b)	WBI Investments, Inc. (the “Sub-Advisor”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least September 30, 2015 so that the total annual operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (“Operating Expenses”) of the Fund are limited to 1.25% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Sub-Advisor.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$102	$318

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of small-capitalization and mid-capitalization domestic and foreign companies which WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”) believes display an attractive discount in a company’s intrinsic value relative to its market price, and up to 20% of its net assets in other tactical investment opportunities. Small-capitalization and mid-capitalization companies are those that are not in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $17 billion. Companies below the ten percent threshold for small and mid-sized companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The Fund will seek to invest in domestic and foreign small-capitalization stocks and mid-capitalization stocks which in the Sub-Advisor’s opinion display characteristics that relate to an attractive discount in a company’s intrinsic value relative to its market price. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process as described briefly below, and may exhibit other investment characteristics in addition to their currently discounted value that would make them suitable candidates for inclusion in other Funds or accounts advised by the Sub-Advisor, as well.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest include fixed, floating and variable corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

Up to 20% of the Fund’s net assets may be invested in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”). Investments in other investment companies that include predominantly small-capitalization and mid-capitalization equity securities are considered small-capitalization and mid-capitalization equity securities for purposes of the Fund’s equity allocation target.

The Sub-Advisor’s proprietary portfolio selection process (“Selection Process”) used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The selection process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign small-capitalization and mid-capitalization equity securities in an attempt to find companies with attractive value characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The selection process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s target allocation is 80% small-capitalization and mid-capitalization equity securities.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

Market Risk — Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

Management Risk — Your investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Equity Market Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of such issuer.

Small- and Medium-Sized Companies Risk — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Dividend Risk — To the extent that the Fund invests in dividend-paying common stocks, the Fund may underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

Value Risk — Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time, or may never realize their expected potential value. The Fund’s investments in value stocks may cause the Fund to underperform funds that do not invest predominantly in value stocks during periods when value stocks underperform other types of stocks.

Model Risk — The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

Growth Risk — Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, and dividends can help cushion stock prices in market downturns and reduce potential losses. To the extent that the Fund invests in stocks of growth companies during periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities, and its share price may be more volatile than it would be if it did not include investments in growth stocks.

ETF and Mutual Fund Risk — When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities and other assets held by the ETF or mutual fund. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or mutual fund, including but not limited to those of ETNs, and equity options, derivatives, currencies, indexes, leverage and replication management.

Master Limited Partnership Risk — Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

Portfolio Turnover Risk — A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk — The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Exchange-Traded Note Risk — The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Securities’ Business Risk — Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. To the extent the Fund invests in companies that experience negative developments in their financial condition, the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

New Fund Risk — The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Fluctuation of Net Asset Value — The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in market value of the Fund’s holdings. The market prices of the Fund’s Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV.

Absence of a Prior Active Market — Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Trading Price Risk — Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. Updated performance information will be available on www.wbisharescom., the Funds’ “Website,” or by calling the Fund toll-free at (800) 772-5810.

Management

Investment Advisor. Millington Securities, Inc. is the Fund’s investment advisor and has selected its affiliate WBI Investments, Inc. to act as Sub-Advisor to the Fund and to be responsible for its day-to-day investment management.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are as follows:

•	Gary E. Stroik, lead portfolio manager. Mr. Stroik joined the Sub-Advisor in 1990 and is its Chief Investment Officer. He has been a portfolio manager of the Fund since its inception.
•	Don Schreiber, Jr., co-portfolio manager. Mr. Schreiber founded the Sub-Advisor in 1984 and is its Founder and Chief Executive Officer. He has been a portfolio manager of the Fund since its inception.
•	Craig French, co-portfolio manager. Mr. French joined the Sub-Advisor in 2013 and serves in the role of Portfolio Manager. He has been a portfolio manager of the Fund since its inception.

Purchase And Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units comprised of blocks of 50,000 Shares or whole multiples thereof. The Fund’s Creation Units are issued and redeemed principally in cash, but may be made “in-kind,” for securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Sub-Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WBI SMID TACTICAL YIELD

Investment Objective

The WBI SMID Tactical Yield Shares (“WBI SMID Tactical Yield Shares” or, the “Fund”) objectives are to seek long-term capital appreciation and the potential for current income, while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.15%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Reimbursement(b)	(0.00)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year.
(b)	WBI Investments, Inc. (the “Sub-Advisor”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least September 30, 2015 so that the total annual operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (“Operating Expenses”) of the Fund are limited to 1.25% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Sub-Advisor.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$102	$318

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the dividend-paying equity securities of small-capitalization and mid-capitalization domestic and foreign companies which WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display attractive dividend payment prospects, and up to 20% of its net assets in other tactical investment opportunities. Small-capitalization and mid-capitalization companies are those that are not in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $17 billion. Companies below the ten percent threshold for small and mid-sized companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The Fund will seek to invest in domestic and foreign dividend-paying small-capitalization stocks and mid-capitalization stocks which in the Sub-Advisor’s opinion display characteristics that correspond to attractive dividend payment prospects. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process as described briefly below, and may exhibit other investment characteristics in addition to their dividend payment prospects that would make them suitable candidates for inclusion in other Funds or accounts advised by the Sub-Advisor, as well.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest include fixed, floating and variable corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

Up to 20% of the Fund’s net assets may be invested in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”). Investments in other investment companies that include predominantly small-capitalization and mid-capitalization equity securities are considered small-capitalization and mid-capitalization equity securities for purposes of the Fund’s equity allocation target.

The Sub-Advisor’s proprietary portfolio selection process (“Selection Process”) used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The selection process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign small-capitalization and mid-capitalization equity securities in an attempt to find companies with attractive yield characteristics for the selected universe of securities. The security of dividend payments is generally a part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The selection process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s target allocation is 80% dividend-paying small-capitalization and mid-capitalization equity securities.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

Market Risk — Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

Management Risk — Your investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Equity Market Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Dividend Risk — The Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not invest predominantly in dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

Growth Risk — Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, and dividends can help cushion stock prices in market downturns and reduce potential losses. To the extent that the Fund invests in stocks of growth companies during periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities, and its share price may be more volatile than it would be if it did not include investments in growth stocks.

Value Risk — Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time, or may never realize their expected potential value. To the extent the Fund invests in value stocks, the Fund may underperform funds that do not invest in value stocks during periods when value stocks underperform other types of stocks.

Model Risk — The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

Small- and Medium-Sized Companies Risk — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

ETF and Mutual Fund Risk — When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities and other assets held by the ETF or mutual fund. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or mutual fund, including but not limited to those of ETNs and equity options, derivatives, currencies, indexes, leverage and replication management.

Master Limited Partnership Risk — Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

Portfolio Turnover Risk — A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk — The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Exchange-Traded Note Risk — The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Securities’ Business Risk — Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. To the extent the Fund invests in companies that experience negative developments in their financial condition, the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

New Fund Risk — The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Fluctuation of Net Asset Value — The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in market value of the Fund’s holdings. The market prices of the Fund’s Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV.

Absence of a Prior Active Market — Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Trading Price Risk — Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. Updated performance information will be available on www.wbishares.com, the Funds’ “Website,” or by calling the Fund toll-free at (800) 772-5810.

Management

Investment Advisor. Millington Securities, Inc. is the Fund’s investment advisor and has selected its affiliate WBI Investments, Inc. to act as Sub-Advisor to the Fund and to be responsible for its day-to-day investment management.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are as follows:

•	Gary E. Stroik, lead portfolio manager. Mr. Stroik joined the Sub-Advisor in 1990 and is its Chief Investment Officer. He has been a portfolio manager of the Fund since its inception.
•	Don Schreiber, Jr., co-portfolio manager. Mr. Schreiber founded the Sub-Advisor in 1984 and is its Founder and Chief Executive Officer. He has been a portfolio manager of the Fund since its inception.
•	Craig French, co-portfolio manager. Mr. French joined the Sub-Advisor in 2013 and serves in the role of Portfolio Manager. He has been a portfolio manager of the Fund since its inception.

Purchase And Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units comprised of blocks of 50,000 Shares or whole multiples thereof. The Fund’s Creation Units are issued and redeemed principally in cash, but may be made “in-kind,” for securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Sub-Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WBI SMID TACTICAL SELECT

Investment Objective

The WBI SMID Tactical Select Shares (“WBI SMID Tactical Select Shares” or, the “Fund”) investment objectives are to seek long-term capital appreciation and the potential for current income, while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.15%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Reimbursement(b)	(0.00)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year.
(b)	WBI Investments, Inc. (the “Sub-Advisor”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least September 30, 2015 so that the total annual operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (“Operating Expenses”) of the Fund are limited to 1.25% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Sub-Advisor.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$102	$318

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of small-capitalization and mid-capitalization domestic and foreign companies which WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display an attractive financial condition and prospects for ongoing financial stability, and up to 20% of its net assets in other tactical investment opportunities. Small-capitalization and mid-capitalization companies are those that are not in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of less than approximately $17 billion. Companies below the ten percent threshold for small and mid-sized companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The Fund will seek to invest in domestic and foreign small-capitalization stocks and mid-capitalization stocks which in the Sub-Advisor’s opinion display characteristics that correspond to a company having an attractive financial condition and prospects for ongoing financial stability. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process as described briefly below, and may exhibit other investment characteristics in addition to their attractive financial condition and prospects for ongoing financial stability that would make them suitable candidates for inclusion in other Funds or accounts advised by the Sub-Advisor, as well.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest include fixed, floating and variable corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

Up to 20% of the Fund’s net assets may be invested in large-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The Fund may invest without limitation in securities of small-capitalization and mid-capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”). Investments in other investment companies that include predominantly small-capitalization and mid-capitalization equity securities are considered small-capitalization and mid-capitalization equity securities for purposes of the Fund’s equity allocation target.

The Sub-Advisor’s proprietary portfolio selection process (“Selection Process”) used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The selection process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign small-capitalization and mid-capitalization equity securities in an attempt to find companies with attractive financial stability characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The selection process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s target allocation is 80% small-capitalization and mid-capitalization equity securities.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

Market Risk — Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

Management Risk — Your investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Equity Market Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Dividend Risk — To the extent that the Fund invests in dividend-paying common stocks, the Fund may underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

Growth Risk — Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, and dividends can help cushion stock prices in market downturns and reduce potential losses. To the extent that the Fund invests in stocks of growth companies during periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities, and its share price may be more volatile than it would be if it did not include investments in growth stocks.

Value Risk — Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time, or may never realize their expected potential value. To the extent the Fund invests in value stocks, the Fund may underperform funds that do not invest in value stocks during periods when value stocks underperform other types of stocks.

Model Risk — The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

Small- and Medium-Sized Companies Risk — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

ETF and Mutual Fund Risk — When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities and other assets held by the ETF or mutual fund. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or mutual fund, including but not limited to those of ETNs and equity options, derivatives, currencies, indexes, and replication management.

Master Limited Partnership Risk — Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

Portfolio Turnover Risk — A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk — The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Exchange-Traded Note Risk — The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Securities’ Business Risk — Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. The Fund’s investments in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

New Fund Risk — The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Fluctuation of Net Asset Value — The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in market value of the Fund’s holdings. The market prices of the Fund’s Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV.

Absence of a Prior Active Market — Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Trading Price Risk — Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. Updated performance information will be available on www.wbishares.com, the Funds’ “Website,” or by calling the Fund toll-free at (800) 772-5810.

Management

Investment Advisor. Millington Securities, Inc. is the Fund’s investment advisor and has selected its affiliate WBI Investments, Inc. to act as Sub-Advisor to the Fund and to be responsible for its day-to-day investment management.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are as follows:

•	Gary E. Stroik, lead portfolio manager. Mr. Stroik joined the Sub-Advisor in 1990 and is its Chief Investment Officer. He has been a portfolio manager of the Fund since its inception.
•	Don Schreiber, Jr., co-portfolio manager. Mr. Schreiber founded the Sub-Advisor in 1984 and is its Founder and Chief Executive Officer. He has been a portfolio manager of the Fund since its inception.
•	Craig French, co-portfolio manager. Mr. French joined the Sub-Advisor in 2013 and serves in the role of Portfolio Manager. He has been a portfolio manager of the Fund since its inception

Purchase And Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units comprised of blocks of 50,000 Shares or whole multiples thereof. The Fund’s Creation Units are issued and redeemed principally in cash, but may be made “in-kind,” for securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Sub-Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WBI LARGE CAP TACTICAL GROWTH

Investment Objective

The WBI Large Cap Tactical Growth Shares (“WBI Large Cap Tactical Growth Shares” or, the “Fund”) objectives are to seek long-term capital appreciation and the potential for current income, while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.15%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Reimbursement(b)	(0.00)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year.
(b)	WBI Investments, Inc. (the “Sub-Advisor”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least September 30, 2015 so that the total annual operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (“Operating Expenses”) of the Fund are limited to 1.25% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Sub-Advisor.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$102	$318

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of large capitalization domestic and foreign companies which WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display attractive prospects for growth in a company’s intrinsic value, and up to 20% of its net assets in other tactical investment opportunities. Large capitalization companies are those that are in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of more than approximately $17 billion. Companies above the ten percent threshold for large companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The Fund will seek to invest in domestic and foreign large capitalization stocks which in the Sub-Advisor’s opinion display characteristics that correspond to attractive prospects for growth in a company’s intrinsic value. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process as described briefly below, and may exhibit other investment characteristics in addition to their prospects for growth that would make them suitable candidates for inclusion in other Funds or accounts advised by the Sub-Advisor, as well.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest include fixed, floating and variable corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

Up to 20% of the Fund’s net assets may be invested in small-capitalization and mid-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The Fund may invest without limitation in securities of large capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”). Investments in other investment companies that include predominantly large capitalization equity securities are considered large capitalization equity securities for purposes of the Fund’s equity allocation target.

The Sub-Advisor’s proprietary portfolio selection process (“Selection Process”) used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The selection process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign large capitalization equity securities in an attempt to find companies with attractive growth characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The selection process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s target allocation is 80% large capitalization equity securities.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

Market Risk — Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

Management Risk — Your investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Equity Market Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Dividend Risk — To the extent that the Fund invests in dividend-paying common stocks, the Fund may underperform funds that do not invest in dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

Growth Risk — Growth companies are companies whose earnings growth potential appears to be greater than the market in general and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth securities typically do not pay a dividend, which can help cushion stock prices in market downturns and reduce potential losses. The Fund’s investments in stocks of growth companies may cause the share price of the Fund to be more volatile than the prices of funds that do not invest primarily in growth stocks. During periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities.

Value Risk — Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time, or may never realize their expected potential value. The Fund’s investments in value stocks may cause the Fund to underperform funds that do not invest predominantly in value stocks during periods when value stocks underperform other types of stocks.

Model Risk — The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

ETF and Mutual Fund Risk — When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities and other assets held by the ETF or mutual fund. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or mutual fund, including but not limited to those of ETNs and equity options, derivatives, currencies, indexes, leverage and replication management.

Master Limited Partnership Risk — Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

Portfolio Turnover Risk — A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk — The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Securities’ Business Risk — Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. To the extent that the Fund invests in companies that experience negative developments in their financial condition, the Fund may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

Exchange-Traded Note Risk — The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

New Fund Risk — The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Fluctuation of Net Asset Value — The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in market value of the Fund’s holdings. The market prices of the Fund’s Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV.

Absence of a Prior Active Market — Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Trading Price Risk — Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. Updated performance information will be available on www.wbishares.com, the Funds’ “Website,” or by calling the Fund toll-free at (800) 772-5810.

Management

Investment Advisor. Millington Securities, Inc. is the Fund’s investment advisor and has selected its affiliate WBI Investments, Inc. to act as Sub-Advisor to the Fund and to be responsible for its day-to-day investment management.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are as follows:

•	Gary E. Stroik, lead portfolio manager. Mr. Stroik joined the Sub-Advisor in 1990 and is its Chief Investment Officer. He has been a portfolio manager of the Fund since its inception.
•	Don Schreiber, Jr., co-portfolio manager. Mr. Schreiber founded the Sub-Advisor in 1984 and is its Founder and Chief Executive Officer. He has been a portfolio manager of the Fund since its inception.
•	Craig French, co-portfolio manager. Mr. French joined the Sub-Advisor in 2013 and serves in the role of Portfolio Manager. He has been a portfolio manager of the Fund since its inception.

Purchase And Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units comprised of blocks of 50,000 Shares or whole multiples thereof. The Fund’s Creation Units are issued and redeemed principally in cash, but may be made “in-kind,” for securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Sub-Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WBI LARGE CAP TACTICAL VALUE

Investment Objective

The WBI Large Cap Tactical Value Shares (“WBI Large Cap Tactical Value Shares” or, the “Fund”) objectives are to seek long-term capital appreciation and the potential for current income, while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.15%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Reimbursement(b)	(0.00)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year.
(b)	WBI Investments, Inc. (the “Sub-Advisor”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least September 30, 2015 so that the total annual operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (“Operating Expenses”) of the Fund are limited to 1.25% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Sub-Advisor.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$102	$318

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of large capitalization domestic and foreign companies which WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display an attractive discount in a company’s intrinsic value relative to its market price, and up to 20% of its net assets in other tactical investment opportunities. Large capitalization companies are those that are in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of more than approximately $17 billion. Companies above the ten percent threshold for large companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The Fund will seek to invest in domestic and foreign large capitalization stocks which in the Sub-Advisor’s opinion display characteristics that correspond to an attractive discount in a company’s intrinsic value relative to its market price. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process as described briefly below, and may exhibit other investment characteristics in addition to their currently discounted value that would make them suitable candidates for inclusion in other Funds or accounts advised by the Sub-Advisor, as well.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest include fixed, floating and variable corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

Up to 20% of the Fund’s net assets may be invested in small-capitalization and mid-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The Fund may invest without limitation in securities of large capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”). Investments in other investment companies that include predominantly large capitalization equity securities are considered large capitalization equity securities for purposes of the Fund’s equity allocation target.

The Sub-Advisor’s proprietary portfolio selection process (“Selection Process”) used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The selection process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign large capitalization equity securities in an attempt to find companies with attractive value characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The selection process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s target allocation is 80% large capitalization equity securities.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

Market Risk — Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

Management Risk — Your investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Equity Market Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Dividend Risk — To the extent that the Fund invests in dividend-paying common stocks, the Fund may underperform funds that do not invest predominantly in dividend-paying common stocks during periods when dividend-paying common stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

Growth Risk — Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, and dividends can help cushion stock prices in market downturns and reduce potential losses. To the extent that the Fund invests in stocks of growth companies during periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities, and its share price may be more volatile than it would be if it did not include investments in growth stocks.

Value Risk — Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time, or may never realize their expected potential value. The Fund’s investments in value stocks may cause the Fund to underperform funds that do not invest predominantly in value stocks during periods when value stocks underperform other types of stocks.

Model Risk — The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

ETF and Mutual Fund Risk — When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities and other assets held by the ETF or mutual fund. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or mutual fund, including but not limited to those of ETNs and equity options, derivatives, currencies, indexes, leverage and replication management.

Master Limited Partnership Risk — Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

Portfolio Turnover Risk — A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk — The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Securities’ Business Risk — Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. To the extent the Fund invests in companies that experience negative developments in their financial condition, the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

Exchange-Traded Note Risk — The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

New Fund Risk — The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Fluctuation of Net Asset Value — The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in market value of the Fund’s holdings. The market prices of the Fund’s Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV.

Absence of a Prior Active Market — Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Trading Price Risk — Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. Updated performance information will be available on www.wbishares.com, the Funds’ “Website,” or by calling the Fund toll-free at (800) 772-5810.

Management

Investment Advisor. Millington Securities, Inc. is the Fund’s investment advisor and has selected its affiliate WBI Investments, Inc. to act as Sub-Advisor to the Fund and to be responsible for its day-to-day investment management.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are as follows:

•	Gary E. Stroik, lead portfolio manager. Mr. Stroik joined the Sub-Advisor in 1990 and is its Chief Investment Officer. He has been a portfolio manager of the Fund since its inception.
•	Don Schreiber, Jr., co-portfolio manager. Mr. Schreiber founded the Sub-Advisor in 1984 and is its Founder and Chief Executive Officer. He has been a portfolio manager of the Fund since its inception.
•	Craig French, co-portfolio manager. Mr. French joined the Sub-Advisor in 2013 and serves in the role of Portfolio Manager. He has been a portfolio manager of the Fund since its inception..

Purchase And Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units comprised of blocks of 50,000 Shares or whole multiples thereof. The Fund’s Creation Units are issued and redeemed principally in cash, but may be made “in-kind,” for securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Sub-Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WBI LARGE CAP TACTICAL YIELD

Investment Objective

The WBI Large Cap Tactical Yield Shares (“WBI Large Cap Tactical Yield Shares” or, the “Fund”) objectives are to seek long-term capital appreciation and the potential for current income, while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.15%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Reimbursement(b)	(0.00)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year.
(b)	WBI Investments, Inc. (the “Sub-Advisor”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least September 30, 2015 so that the total annual operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (“Operating Expenses”) of the Fund are limited to 1.25% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Sub-Advisor.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$102	$318

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the dividend-paying equity securities of large capitalization domestic and foreign companies which WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display attractive dividend payment prospects, and up to 20% of its net assets in other tactical investment opportunities. Large capitalization companies are those that are in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of more than approximately $17 billion. Companies above the ten percent threshold for large companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The Fund will seek to invest in domestic and foreign dividend-paying large capitalization stocks which in the Sub-Advisor’s opinion display characteristics that correspond to attractive dividend payment prospects. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process as described briefly below, and may exhibit other investment characteristics in addition to their dividend payment prospects that would make them suitable candidates for inclusion in other Funds or accounts advised by the Sub-Advisor, as well.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest include fixed, floating and variable corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

Up to 20% of the Fund’s net assets may be invested in small-capitalization and mid-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The Fund may invest without limitation in securities of large capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”). Investments in other investment companies that include predominantly large capitalization equity securities are considered large capitalization equity securities for purposes of the Fund’s equity allocation target.

The Sub-Advisor’s proprietary portfolio selection process (“Selection Process”) used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The selection process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign large capitalization equity securities in an attempt to find companies with attractive yield characteristics for the selected universe of securities. The security of dividend payments is generally considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The selection process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s target allocation is 80% dividend-paying large capitalization equity securities.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

Market Risk — Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

Management Risk — Your investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Equity Market Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Dividend Risk — The Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not invest predominantly in dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

Growth Risk — Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, and dividends can help cushion stock prices in market downturns and reduce potential losses. To the extent that the Fund invests in stocks of growth companies during periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities, and its share price may be more volatile than it would be if it did not include investments in growth stocks.

Value Risk — Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time, or may never realize their expected potential value. To the extent the Fund invests in value stocks, the Fund may underperform funds that do not invest in value stocks during periods when value stocks underperform other types of stocks.

Model Risk — The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

ETF and Mutual Fund Risk — When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities and other assets held by the ETF or mutual fund. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or mutual fund, including but not limited to those of ETNs and equity options, derivatives, currencies, indexes, leverage and replication management.

Master Limited Partnership Risk — Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

Portfolio Turnover Risk — A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk — The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Securities’ Business Risk — Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. To the extent the Fund invests in companies that experience negative developments in their financial condition, the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

Exchange-Traded Note Risk — The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

New Fund Risk — The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Fluctuation of Net Asset Value — The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in market value of the Fund’s holdings. The market prices of the Fund’s Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV.

Absence of a Prior Active Market — Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Trading Price Risk — Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. Updated performance information will be available on www.wbishares.com , the Funds’ “Website,” or by calling the Fund toll-free at (800) 772-5810.

Management

Investment Advisor. Millington Securities, Inc. is the Fund’s investment advisor and has selected its affiliate WBI Investments, Inc. to act as Sub-Advisor to the Fund and to be responsible for its day-to-day investment management.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are as follows:

•	Gary E. Stroik, lead portfolio manager. Mr. Stroik joined the Sub-Advisor in 1990 and is its Chief Investment Officer. He has been a portfolio manager of the Fund since its inception.
•	Don Schreiber, Jr., co-portfolio manager. Mr. Schreiber founded the Sub-Advisor in 1984 and is its Founder and Chief Executive Officer. He has been a portfolio manager of the Fund since its inception.
•	Craig French, co-portfolio manager. Mr. French joined the Sub-Advisor in 2013 and serves in the role of Portfolio Manager. He has been a portfolio manager of the Fund since its inception.

Purchase And Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, NAV, only in Creation Units comprised of blocks of 50,000 Shares or whole multiples thereof. The Fund’s Creation Units are issued and redeemed principally in cash, but may be made “in-kind,” for securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Sub-Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WBI LARGE CAP TACTICAL SELECT

Investment Objective

The WBI Large Cap Tactical Select Shares (“WBI Large Cap Tactical Select Shares” or, the “Fund”) investment objectives are to seek long-term capital appreciation and the potential for current income, while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.15%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Reimbursement(b)	(0.00)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.00%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year.
(b)	WBI Investments, Inc. (the “Sub-Advisor”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least September 30, 2015 so that the total annual operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (“Operating Expenses”) of the Fund are limited to 1.25% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Sub-Advisor.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$102	$318

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of large capitalization domestic and foreign companies which WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”), believes display an attractive financial condition and prospects for ongoing financial stability, and up to 20% of its net assets in other tactical investment opportunities. Large capitalization companies are those that are in the top ten percent of the securities in their primary market when ranked in order of market capital. For publicly traded U.S. companies in the current environment, this would include companies with market capitalizations of more than approximately $17 billion. Companies above the ten percent threshold for large companies in non-U.S. markets may have capitalizations that differ from this U.S. Dollar equivalent amount because of the wide variation in the range of market capitalizations of companies available for investment in those markets.

The Fund will seek to invest in domestic and foreign large capitalization stocks which in the Sub-Advisor’s opinion display characteristics that correspond to a company having an attractive financial condition and prospects for ongoing financial stability. These securities will be selected on the basis of the Sub-Advisor’s proprietary selection process as described briefly below, and may exhibit other investment characteristics in addition to their attractive financial condition and prospects for ongoing financial stability that would make them suitable candidates for inclusion in other Funds or accounts advised by the Sub-Advisor, as well.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, exchange-traded funds (“ETFs”), and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which the Fund will generally invest include fixed, floating and variable corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETFs and exchange-traded notes (“ETNs”). An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

Up to 20% of the Fund’s net assets may be invested in small-capitalization and mid-capitalization equities, domestic and foreign debt securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The Fund may invest without limitation in securities of large capitalization foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets. The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”). Investments in other investment companies that include predominantly large capitalization equity securities are considered large capitalization equity securities for purposes of the Fund’s equity allocation target.

The Sub-Advisor’s proprietary portfolio selection process (“Selection Process”) used for the Fund attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The selection process includes a buy discipline and a sell discipline.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign large capitalization equity securities in an attempt to find companies with attractive financial stability characteristics for the selected universe of securities. Dividend payments may be considered as part of the evaluation process. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of any exposure to debt securities. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt market. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The selection process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s target allocation is 80% large capitalization equity securities.

For additional information about the Fund’s principal investment strategies and the Selection Process, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

Market Risk — Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

Management Risk — Your investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Equity Market Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Dividend Risk — To the extent that the Fund invests in dividend-paying common stocks, the Fund may underperform funds that do not invest in dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

Growth Risk — Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, and dividends can help cushion stock prices in market downturns and reduce potential losses. The Fund’s investments in stocks of growth companies may cause the share price of the Fund to be more volatile than the prices of funds that do not invest primarily in growth stocks. During periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities.

Value Risk — Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time, or may never realize their expected potential value. To the extent the Fund invests in value stocks, the Fund may underperform funds that do not invest in value stocks during periods when value stocks underperform other types of stocks.

Model Risk — The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

Small and Medium Companies Risk — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

ETF and Mutual Fund Risk — When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities and other assets held by the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or mutual fund, including but not limited to those of ETNs and equity options, derivatives, currencies, indexes, leverage and replication management.

Master Limited Partnership Risk — Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

Portfolio Turnover Risk — A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk — The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Securities’ Business Risk — Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. The Fund’s investments in companies that experience negative developments in their financial condition may lose value relative to the stocks of other companies, causing the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

Exchange-Traded Note Risk — The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

New Fund Risk — The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Fluctuation of Net Asset Value — The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in market value of the Fund’s holdings. The market prices of the Fund’s Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV.

Absence of a Prior Active Market — Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Trading Price Risk — Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. When the Fund has been in operation for one full calendar year , performance information will be shown here. Updated performance information will be available on www.wbishares.com., the Funds’ “Website,” or by calling the Fund toll-free at (800) 772-5810.

Management

Investment Advisor. Millington Securities, Inc. is the Fund’s investment advisor and has selected its affiliate WBI Investments, Inc. to act as Sub-Advisor to the Fund and to be responsible for its day-to-day investment management.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are as follows:

•	Gary E. Stroik, lead portfolio manager. Mr. Stroik joined the Sub-Advisor in 1990 and is its Chief Investment Officer. He has been a portfolio manager of the Fund since its inception.
•	Don Schreiber, Jr., co-portfolio manager. Mr. Schreiber founded the Sub-Advisor in 1984 and is its Founder and Chief Executive Officer. He has been a portfolio manager of the Fund since its inception.
•	Craig French, co-portfolio manager. Mr. French joined the Sub-Advisor in 2013 and serves in the role of Portfolio Manager. He has been a portfolio manager of the Fund since its inception.

Purchase And Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units comprised of blocks of 50,000 Shares or whole multiples thereof. The Fund’s Creation Units are issued and redeemed principally in cash, but may be “in-kind,” for securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Sub-Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WBI TACTICAL INCOME

Investment Objective

The WBI Tactical Income Shares (“WBI Tactical Income Shares” or, the “Fund”) investment objectives are to seek current income with the potential for long-term capital appreciation, while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.15%
Acquired Fund Fees and Expenses(a)	0.05%
Total Annual Fund Operating Expenses(b)	1.05%
Fee Waiver and Expense Reimbursement(c)	(0.00)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.05%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year.
(b)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and does not include Acquired Fund Fees and Expenses.
(c)	WBI Investments, Inc. (the “Sub-Advisor”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least September 30, 2015 so that the total annual operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (“Operating Expenses”) of the Fund are limited to 1.25% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Sub-Advisor.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$107	$334

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income producing, debt and equity securities of foreign and domestic issuers, including the securities of foreign and domestic corporate and governmental entities. These securities will be selected on the basis of the proprietary selection process of WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”) as described briefly below, and may exhibit other investment characteristics in addition to their income producing properties that would make them suitable candidates for inclusion in other Funds or accounts advised by the Sub-Advisor, as well.

Up to 20% of the Fund’s net assets may be invested in foreign and domestic equities, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility, and may be selected without regard to their ability to produce income. An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of debt securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETFs, ETNs, and variable and floating rate securities. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The Fund may invest in companies of any size market capitalization.

Debt securities will be selected on the basis of the Sub-Advisor’s assessment of the risks and opportunities available in the fixed income market using its proprietary portfolio selection process described briefly below.

The Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets. The Fund may invest up to 40% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limits contained in the Investment Company Act of 1940 (“1940 Act”). Investments in other investment companies that invest predominantly in debt securities are considered debt securities and investments in other investment companies that invest predominantly in dividend-paying equity securities are considered dividend-paying equity securities for the purposes of the Fund’s income producing securities target allocation.

The Sub-Advisor’s proprietary portfolio selection process (“Selection Process”) used for the Fund by the Sub-Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The selection process includes a buy discipline and a sell discipline.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of its debt securities exposure. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the global debt securities market.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find companies with attractive yield characteristics for the selected universe of securities. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Sub-Advisor then adds qualifying securities using available cash within the parameters of the Fund’s target allocations. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The selection process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s target allocation is 80% domestic and foreign income producing equity and debt securities.

For additional information about the Fund’s principal investment strategies, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

Market Risk — Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

Management Risk — Your investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk — The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Exchange-Traded Note Risk — The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Equity Market Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of such issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Dividend Risk — The Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not invest predominantly in dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

Growth Risk — Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, and dividends can help cushion stock prices in market downturns and reduce potential losses. To the extent that the Fund invests in stocks of growth companies during periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities, and its share price may be more volatile than it would be if it did not include investments in growth stocks.

Value Risk — Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time, or may never realize their expected potential value. To the extent the Fund invests in value stocks, the Fund may underperform funds that do not invest in value stocks during periods when value stocks underperform other types of stocks.

Model Risk — The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

Small- and Medium-Sized Companies Risk — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

ETF and Mutual Fund Risk — When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities, and other assets held by the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or mutual fund, including but not limited to those of ETNs, equity options, derivatives, currencies, indexes, leverage and replication management.

Master Limited Partnership Risk — Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

Equity Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential gains, increased sensitivity to changes in interest rates or to sudden fluctuations in market prices than conventional securities, and transaction costs.

Portfolio Turnover Risk — A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Securities’ Business Risk — Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. To the extent the Fund invests in companies that experience negative developments in their financial condition, the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

Exchange-Traded Note Risk — The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

New Fund Risk — The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Fluctuation of Net Asset Value — The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in market value of the Fund’s holdings. The market prices of the Fund’s Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV.

Absence of a Prior Active Market — Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Trading Price Risk — Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. Updated performance information will be available on www.wbishares.com., the Funds’ “Website,” or by calling the Fund toll-free at (800) 772-5810.

Management

Investment Advisor. Millington Securities, Inc. is the Fund’s investment advisor and has selected its affiliate WBI Investments, Inc. to act as Sub-Advisor to the Fund and to be responsible for its day-to-day investment management.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are as follows:

•	Gary E. Stroik, lead portfolio manager. Mr. Stroik joined the Sub-Advisor in 1990 and is its Chief Investment Officer. He has been a portfolio manager of the Fund since its inception.
•	Don Schreiber, Jr., co-portfolio manager. Mr. Schreiber founded the Sub-Advisor in 1984 and is its Founder and Chief Executive Officer. He has been a portfolio manager of the Fund since its inception.
•	Craig French, co-portfolio manager. Mr. French joined the Sub-Advisor in 2013 and serves in the role of Portfolio Manager. He has been a portfolio manager of the Fund since its inception.

Purchase And Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units comprised of blocks of 50,000 Shares or whole multiples thereof. The Fund’s Creation Units are issued and redeemed principally in cash, but may be made “in-kind,” for securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Sub-Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

WBI TACTICAL HIGH INCOME

Investment Objective

The WBI Tactical High Income Shares (“WBI Tactical High Income Shares” or, the “Fund”) investment objectives are to seek high current income with the potential for long-term capital appreciation, while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.15%
Acquired Fund Fees and Expenses(a)	0.08%
Total Annual Fund Operating Expenses(b)	1.08%
Fee Waiver and Expense Reimbursement(c)	(0.00)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.08%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts, on an annualized basis, for the current fiscal year.
(b)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and does not include Acquired Fund Fees and Expenses.
(c)	WBI Investments, Inc. (the “Sub-Advisor”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least September 30, 2015 so that the total annual operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (“Operating Expenses”) of the Fund are limited to 1.25% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Sub-Advisor.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$110	$343

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income producing debt and equity securities of foreign and domestic issuers, including the securities of foreign and domestic corporate and governmental entities.

These securities will be selected on the basis of the proprietary selection process of WBI Investments, Inc., the sub-advisor (“Sub-Advisor”) to the Fund and an affiliate of Millington Securities Inc., the advisor (“Advisor”) as described briefly below, and may exhibit other investment characteristics in addition to their income producing properties that would make them suitable candidates for inclusion in other Funds or accounts advised by the Sub-Advisor, as well.

Up to 20% of the Fund’s net assets may be invested in foreign and domestic equities, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility, and may be selected without regard to their ability to produce income. An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. Equity option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts. The Fund may also use options on indices. The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of debt securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign debt securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETFs, ETNs, and variable and floating rate securities. The Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The Fund may invest in companies of any size market capitalization.

Debt securities will be selected on the basis of the Sub-Advisor’s assessment of the risks and opportunities available in the fixed income market using its proprietary portfolio selection process described briefly below.

The Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets. The Fund may invest up to 80% of its net assets in high-yield bonds (also known as “junk bonds”). The Fund may also invest in other investment companies, including other ETFs, up to the limitations contained in the Investment Company Act of 1940 (“1940 Act”). Investments in other investment companies that invest predominantly in debt securities are considered debt securities and investments in other investment companies that invest predominantly in dividend-paying equity securities are considered dividend-paying equity securities for the purposes of the Fund’s income producing securities target allocation.

The Sub-Advisor’s proprietary portfolio selection process (“Selection Process”) used for the Fund by the Sub-Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Fund’s definition of an absolute return approach to investment management. The selection process includes a buy discipline and a sell discipline.

The Fund uses a proprietary bond model created by the Sub-Advisor to assess the appropriate duration of its debt securities exposure. Duration is a measure of a fixed income security’s expected price sensitivity to changes in interest rates. Securities with longer durations are expected to experience greater price movements than securities with shorter duration for the same change in prevailing interest rates. A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the global debt securities market.

The Sub-Advisor uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find companies with attractive yield characteristics for the selected universe of securities. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. The Fund then adds qualifying securities using available cash within the parameters of the Fund’s target allocations. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for the Fund.

Once securities are purchased, the Sub-Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Fund’s value. If a security’s price stays within a range of acceptable prices, the security will remain in the Fund. If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund. The selection process is run daily and cash will remain in the portfolio until a cash equivalent or a new security is purchased.

The Sub-Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund’s target allocation is 80% domestic and foreign income producing equity and debt securities.

For additional information about the Fund’s principal investment strategies, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

Market Risk — Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

Management Risk — Your investment in the Fund varies with the success and failure of the Sub-Advisor’s investment strategies and the Sub-Advisor’s research, analysis, and determination of portfolio securities. If the Sub-Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

Debt Securities Risk — Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk — The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Exchange-Traded Note Risk — The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

Equity Market Risk — Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

Foreign and Emerging Market Securities Risk — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.

Dividend Risk — The Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not invest predominantly in dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

Growth Risk — Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, and dividends can help cushion stock prices in market downturns and reduce potential losses. To the extent that the Fund invests in stocks of growth companies during periods when growth stocks are underperforming other types of stocks, the Fund may also underperform funds that favor other types of securities and its share price may be more volatile than it would if it did not include investments in growth stocks.

Value Risk — Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time, or may never realize their expected potential value. To the extent the Fund invests in value stocks, the Fund may underperform funds that do not invest in value stocks during periods when value stocks underperform other types of stocks.

Model Risk — The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for the Fund, and may result in a loss of principal.

Small- and Medium-Sized Companies Risk — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

ETF and Mutual Fund Risk — When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities and other assets held by the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or mutual fund, including but not limited to those of ETNs and equity options, derivatives, currencies, indexes, leverage and replication management.

Master Limited Partnership Risk — Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

Options Risk — Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks, including limiting potential for gains and transaction costs.

Portfolio Turnover Risk — A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Securities’ Business Risk — Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. To the extent the Fund invests in companies that experience negative developments in their financial condition, the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

Exchange-Traded Note Risk — The value of an ETN may be influenced by the time remaining before its maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

New Fund Risk — The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Fluctuation of Net Asset Value — The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in market value of the Fund’s holdings. The market prices of the Fund’s Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Shares are Not Individually Redeemable — Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV.

Absence of a Prior Active Market — Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Trading Price Risk — Although it is expected that generally the exchange price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. When the Fund has been in operation for one full calendar year, performance information will be shown here. Updated performance information will be available on www.wbishares.com, the Funds’ “Website,” or by calling the Fund toll-free at (800) 772-5810.

Management

Investment Advisor. Millington Securities, Inc. is the Fund’s investment advisor and has selected its affiliate WBI Investments, Inc. to act as Sub-Advisor to the Fund and to be responsible for its day-to-day investment management.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are as follows:

•	Gary E. Stroik, lead portfolio manager. Mr. Stroik joined the Sub-Advisor in 1990 and is its Chief Investment Officer. He has been a portfolio manager of the Fund since its inception.
•	Don Schreiber, Jr., co-portfolio manager. Mr. Schreiber founded the Sub-Advisor in 1984 and is its Founder and Chief Executive Officer. He has been a portfolio manager of the Fund since its inception.
•	Craig French, co-portfolio manager. Mr. French joined the Sub-Advisor in 2013 and serves in the role of Portfolio Manager. He has been a portfolio manager of the Fund since its inception.

Purchase And Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units comprised of blocks of 50,000 Shares or whole multiples thereof . The Fund’s Creation Units are issued and redeemed principally in cash, but may be made “in-kind,” for securities included in the Fund. Retail investors may acquire Shares on the NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Sub-Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

OVERVIEW

The Trust is an investment company consisting of separate investment portfolios (each, a “Fund”) that are exchange-traded funds (“ETFs”). ETFs are funds whose shares are listed on a stock exchange and trade like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional investing in actively-managed mutual funds. Each Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

This Prospectus provides the information you need to make an informed decision about investing in the Funds. It contains important facts about the Trust as a whole and each Fund in particular.

Millington Securities, Inc. (“Advisor”), a wholly-owned subsidiary of WBI Trading Company, Inc. is the investment advisor to each Fund. The Advisor has selected WBI Investments, Inc. (“WBI”), an affiliate of WBI Trading Company, to act as Sub-Advisor to each Fund and to be responsible for the day-to-day investment management of each Fund.

As of the date of this Prospectus, none of the Funds have commenced operations and therefore have not accumulated information to report regarding the extent and frequency with which market prices of Shares have tracked such Funds’ NAV. Information regarding the extent and frequency with which market prices of Shares have tracked the relevant Fund’s NAV for the most recently completed calendar year and the quarters since that year will be available without charge on the Funds’ website at www.wbishares.com.

DESCRIPTION OF THE PRINCIPAL STRATEGIES OF THE FUNDS

Principal Investment Strategies For:

WBI SMID Tactical Growth Shares
WBI SMID Tactical Value Shares
WBI SMID Tactical Yield Shares
WBI SMID Tactical Select Shares
WBI Large Cap Tactical Growth Shares
WBI Large Cap Tactical Value Shares
WBI Large Cap Tactical Yield Shares
WBI Large Cap Tactical Select Shares
WBI Tactical Income Shares
WBI Tactical High Income Shares

Unless otherwise noted, the following Principal Investment Strategies are used by each of the Funds listed above.

The types of equity securities in which each Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles, ETFs and master limited partnerships (businesses organized as partnerships which trade on public exchanges). The types of debt securities in which each Fund will generally invest include corporate debt securities, U.S. Government securities, foreign sovereign debt securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETFs, exchange-traded notes (“ETNs”), mortgage-backed securities and variable and floating rate securities. An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is determined by reference to an index, commodity, interest rate or other objectively determined reference. Each Fund expects to invest in debt securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve. (The yield curve refers to differences in yield among debt assets of varying maturities.)

Each Fund may invest without limitation in securities of foreign issuers, and may invest up to 50% of its net assets in the securities of issuers located in emerging markets. Each Fund that invests primarily in equities may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The WBI Tactical Income Shares may invest up to 40% of its net assets in high-yield bonds, and the WBI Tactical High Income Shares may invest up to 80% of its net assets in high-yield bonds. Each Fund may also invest without limitation in other investment companies, including other ETFs. Investments in other investment companies that invest predominantly in equity securities are considered equity securities for the purposes of the Fund’s equity allocation target, and investments in other investment companies that invest predominantly in debt securities are considered debt securities for purposes of the Fund’s debt allocation target.

While many investment managers attempt to perform well relative to a fluctuating market index or benchmark, the risk-managed investment approach used for each Fund by the Sub-Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be. This is the Sub-Advisor’s definition of an absolute return approach to investment management. Each Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign securities in an attempt to find the most attractive opportunities worldwide. Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases. Each Fund adds qualifying securities using available cash within the parameters of such Fund’s target allocations. This systematic process of identifying, evaluating, and purchasing securities constitutes the Sub-Advisor’s buy discipline for each Fund. The Sub-Advisor will only buy a security if the price trend is positive (for example, when there has been recent confirmation that a stock’s price is moving in the right direction). If a security’s price is falling, the Sub-Advisor would not purchase it.

The Sub-Advisor uses a proprietary bond model for each Fund to assess the appropriate duration of its debt securities exposure. Debt positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve. A portion of each Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the debt securities market.

ETFs may be used to provide access to various debt markets, commodities, and hedging or other strategies. ETFs may also be used for exposure to domestic and international equities classified by company size, growth or value characteristics, country or region, and industry groups.

Each Fund may use a variety of equity option strategies in an attempt to enhance return or to mitigate risk and volatility. Each Fund may write covered calls, which is the sale of call options on securities held by the Fund to generate current income in exchange for the right of the option buyer to purchase the security on or before a specified date at a predetermined price, irrespective of the market price. If the security’s market price moves above the option’s exercise, or “strike” price while the option is in effect, a Fund risks receiving less than the market price for the security if the option is exercised. The difference between the market price and exercise price is offset by the amount of the option premium a Fund received when the option was written. The premium received by each Fund for the sale of the option offsets declines in the security’s price up to the amount of the premium, thereby mitigating the risk of owing the security, and the effects of a price decline in the security on the value and volatility of Fund shares. Each Fund may also buy put options, which give such Fund the right to receive a predetermined price for the delivery of a security on or before a specified date irrespective of the market price of the security. This limits the potential loss from a decline in the price of a security to the option’s strike price plus the cost of the option. Combinations of writing calls and using the proceeds to buy puts can be used by a Fund to limit or “collar” the risk of price declines in a held security, while reducing or eliminating the cost of implementing the option pair strategy (“zero cost collar”). While the premium received for the call may offset some or all of the cost of the put, gains in the security’s price above the call’s exercise price are given up in exchange for protection from losses below the exercise price of the put purchased. Buying and selling other combinations of calls and puts with differing expiration dates and/or strike prices can be varied and used with similar objectives as single option strategies, such as to generate income and/or mitigate the risk of owing a security, but at particular price ranges, time frames, total risk exposures, or implementation costs. Options may also be used to facilitate entering into or exiting from a security with limited trading volume relative to the size of the position held or intended to be held, and may be purchased or sold to close out an existing option position of each Fund. An option on a security that is not exercised prior to its expiration becomes worthless, resulting in a gain to the option seller equal to the amount of the option premium received, and a loss to the option buyer equal to the amount of the option premium paid. Options on indices may be used to enhance return and/or mitigate the risk to the value of a Fund’s share price due to market movements. Option strategies incur transaction costs, which affect their after-cost effectiveness.

Once securities are purchased, the Sub-Advisor maintains a sell discipline that attempts to control the effects of the volatility of each invested position on each Fund’s value. This discipline is the end result of a process that determines the conditions under which a security held by a Fund will be sold. The Sub-Advisor uses its proprietary “Dynamic Trailing Stop/Loss System” to implement this process. At the time a security is purchased, and on an ongoing basis after it has been bought, the Sub-Advisor examines the characteristics of the security, including its historical price movements, to determine a range of acceptable prices for the security given its volatility, its performance prospects, and the risk profile of each Fund. The Dynamic Trailing Stop/Loss System uses the Sub-Advisor’s ongoing analysis of the security’s characteristics and actual performance to adjust the limits of this acceptable price range for the security. If a security’s price stays within this range of acceptable prices, the security will remain in a Fund’s portfolio. If a security’s price falls below the bottom of this acceptable price range, the security will be sold. This results in a responsive process that actively adjusts each Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital. The Dynamic Trailing Stop/Loss System is not a stop loss order or stop limit order placed with a brokerage firm, but an internal process used by the Sub-Advisor to monitor the price movements of each Fund’s holdings. The Dynamic Trailing Stop/Loss System is used by the Sub-Advisor as a signal to initiate the process of selling a security, but it does not assure that a particular execution price will be received.

Temporary or Cash Investments. Under normal market conditions, each Fund will invest according to its principal investment strategies as noted above. A Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objectives during that period.

For longer periods of time, each Fund may hold a substantial cash position. If the equity or debt markets advance during periods when a Fund is holding a large cash position, such Fund may not participate to the extent it would have if such Fund had been more fully invested in equities or debt securities. To the extent that any Fund uses a money market fund for its cash position, there will be some duplication of expenses because such Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

ADDITIONAL INVESTMENT STRATEGIES

Each Fund may invest in one or more financial instruments, including but not limited to futures contracts, swap agreements and forward contracts, reverse repurchase agreements, and options on securities, indices and futures contracts (“Financial Instruments”).

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Funds’ Statement of Additional Information (the “SAI”) under “Investment Restrictions.”

Securities Lending

The Funds may lend their portfolio securities. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Temporary Defensive Positions

In certain situations or market conditions, a Fund may temporarily depart from its normal investment policies and strategies provided that the alternative is consistent with the Fund’s investment objective and is in the best interest of the Fund. For example, a Fund may hold a higher than normal proportion of its assets in cash in times of extreme market stress.

Borrowing Money

Each Fund may borrow money from a bank as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the U.S. Securities and Exchange Commission or other regulatory agency with authority over the Fund, but only for temporary or emergency purposes.

DESCRIPTION OF THE PRINCIPAL RISKS OF THE FUNDS

Investors in the Funds should carefully consider the risks of investing in the Funds as set forth in each Fund’s Summary Information section under “Principal Risks.” To the extent such risks apply, they are discussed hereunder in greater detail. Unless otherwise noted, the following risks apply to all of the Funds.

Principal Risks

The principal risks of investing in the Funds that may adversely affect each Fund’s NAV or total return were previously summarized and are discussed in more detail below. There can be no assurance that the Funds will achieve their investment objectives.

Risks Applicable to All Funds

Market Risk. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of each Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by a Fund, and you could lose money.

Management Risk. The skill of the Sub-Advisor will play a significant role in each Fund’s ability to achieve its investment objectives. A Fund’s ability to achieve its investment objectives depends on the ability of the Sub-Advisor to correctly identify economic trends, especially with regard to accurately forecasting projected dividend and growth rates and inflationary and deflationary periods. In addition, each Fund’s ability to achieve its investment objective depends on the Sub-Advisor’s ability to select stocks, particularly in volatile stock markets. The Sub-Advisor could be incorrect in its analysis of industries, companies’ projected dividends and growth rates and the relative attractiveness of value stocks and other matters. In addition, the Sub-Advisor’s stop loss and goal setting process may not perform as expected, which may negatively impact the Fund.

Equity Market Risk. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with significant equity holdings. Equity holdings tend to be more volatile than other investment choices such as bonds and money market instruments because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers. The value of each Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, sometimes rapidly or unpredictably, resulting in losses Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign and Emerging Market Securities Risk. Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.

Foreign securities include American Depositary Receipts (“ADRs”) and similar investments, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), dollar denominated foreign securities and securities purchased directly on foreign exchanges. ADRs, EDRs and GDRs are depositary receipts for foreign company stocks which are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. A Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

In addition, each Fund may invest in emerging markets. Emerging markets are those of countries with immature economic and political structures. Investments in securities of companies in emerging markets involve special risks. Investing in emerging market securities imposes risks different from, or greater than, risks in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities of certain emerging market countries.

Investment Style Risk. The prices of stocks and bonds in a Fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small- and medium-sized companies. Each Fund may invest in securities that are susceptible to specific investment risks. Dividend-paying common stocks tend to go through cycles of doing better (or worse) than the stock market in general. These periods have, in the past, lasted for as long as several years. If stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected. Growth companies are those whose earnings growth potential appears to be greater than that of the market in general, and whose revenue growth is expected to continue for an extended period of time. Stocks of growth companies or “growth securities” have market values that may be more volatile than those of other types of investments. Growth companies typically do not pay a dividend, and dividends can help cushion stock prices in market downturns and reduce potential losses. Value companies are those whose stocks appear to be priced at a material discount to the underlying value of the issuing company. The reason for the apparent discount may reflect an underlying business condition that is more serious or permanent than anticipated, and stocks of value companies may remain depressed for extended periods of time, or may never realize their expected potential value. Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. To the extent a Fund invests in dividend-paying common stocks, growth stocks, value stocks or the stocks of companies that experience negative developments in their financial condition, the Fund may underperform funds that invest in other types of securities.

Model Risk. Each Fund’s investment process includes the use of proprietary models and analysis methods developed by the Sub-Advisor, and data provided by third parties. Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on a Fund’s performance. There can be no assurance that any particular model or investment strategy, including those devised by the Sub-Advisor, will be profitable for either Fund, and may result in a loss of principal.

Small- and Medium-Sized Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.

ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. When a Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities and other portfolio assets that it holds. Many ETFs seek to replicate a specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

If a Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Equity Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, a Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. A Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect a Fund’s performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

Debt Securities Risk. Interest rates may go up resulting in a decrease in the value of the debt securities held by the Funds. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Securities Risk. Debt securities receiving below investment grade ratings (i.e., “junk bonds”) may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances. High-yield, high risk, and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a higher profile default.

Exchange-Traded Note Risk. ETNs are subject to the credit risk of the issuer. The value of an ETN will vary and will be influenced by its time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities, currency and commodities markets as well as changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index. There may be restrictions on a Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. Each Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Securities Business Risk. Companies with an apparently attractive financial condition and prospects for ongoing financial stability may experience adverse business conditions specific to their industry or enterprise that cause their financial condition and prospects to deteriorate. To the extent the Fund invests in companies that experience negative developments in their financial condition, the Fund to underperform funds that do not invest in companies primarily on the basis of their underlying financial condition.

New Fund Risk. The Funds are new with no operating history and there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate one, some or all of the Funds. The Board can liquidate one or more Funds without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Fluctuation of Net Asset Value. The NAV of the Fund’s shares will generally fluctuate with changes in market value of the Fund’s holdings. The market prices of the Fund’s Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether Shares will trade below, at, or above their NAV, and an investor may sustain losses if Shares are purchased at a time when their market price is at a premium (above) their NAV, or sold at a time when their market price is at a discount to (below) their NAV.

Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more or equal to their NAV.

Absence of a Prior Active Market. Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares.

Trading Price Risk. The Shares of the Funds are, or are expected to be, listed for trading on the NYSE Arca and will be bought and sold in the Secondary Market at market prices. Although it is expected that generally the exchange price of each Fund’s Shares will approximate such Fund’s NAV, there may be times when the exchange price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares in the Secondary Market, and you may receive less than NAV when you sell those Shares in the Secondary Market.

The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Sub-Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Counterparty Risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with the over-the-counter (“OTC”) derivatives transactions. In those instances, another ETF holding such derivatives will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such ETF will sustain losses.

Mortgage-Backed Securities Risk. In addition to the general risks associated with debt securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, the recent events related to the U.S. housing market have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

ADDITIONAL RISKS

Trading Issues. Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value. The NAV of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Sub-Advisor cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by a Fund, whether trading individually or in the aggregate, at any point in time. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Sub-Advisor believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Issuer Risk. There may be economic or political changes that impact the ability of issuers to repay principal and to make interest payments on securities. Changes to the financial condition or credit rating of issuers may also adversely affect the value of the Funds’ portfolio’s securities.

Credit Risk. A Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline.

Liquidity Risk. Liquidity Risk exists when particular investments are difficult to purchase or sell. If a Fund invests in assets that are or become illiquid, it may reduce the returns of the Fund because it may be unable to sell these illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Call Risk. The Funds may invest in callable bonds, and such issuers may “call” or repay securities with higher coupon or interest rates before the security’s maturity date. If interest rates fall, a Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in such Fund’s income.

Reinvestment Risk. A Portfolio’s and, therefore, a Fund’s performance may be adversely impacted when interest rates fall because the Portfolio must invest in lower-yielding bonds as bonds in its portfolio mature. This risk is typically greater with respect to short-term bond funds and lower for long-term bond funds.

Tax Risk. The tax treatment of derivatives is unclear for purposes of determining a Fund’s tax status. In addition, a Fund’s transactions in derivatives may result in the Fund realizing more short-term capital gains and ordinary income that are subject to higher ordinary income tax rates than if it did not engage in such transactions.

Securities Lending. Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Shares are not Individually Redeemable. Shares may be redeemed by the Funds only in “Creation Units” which are blocks of 50,000 Shares that are expected to be worth in excess of one million dollars each. The Funds may not redeem Shares in fractional Creation Units or on an individual Share basis. Only certain large institutions that enter into agreements with the Distributor are authorized to transact in Creation Units with the Funds. These entities are referred to as “Authorized Participants.” All other persons or entities transacting in Shares must do so in the Secondary Market.

Costs of Buying or Selling Fund Shares. Investors buying or selling Fund Shares in the Secondary Market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity. In addition, increased market volatility may cause increased bid/ask spreads.

Absence of Prior Active Market. Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares. As a new fund, there can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Please refer to the SAI for a more complete discussion of the risks of investing in Shares.

CONTINUOUS OFFERING

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that such Fund’s prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CREATION AND REDEMPTION OF CREATION UNITS

Each Fund issues and redeems Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” For each Fund, a Creation Unit is comprised of 50,000 Shares. The number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Funds may not issue fractional Creation Units. To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (“Clearing Process”), or (2) a participant of DTC (a “DTC Participant”), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participation Agreement”). Because Creation Units are likely to cost over one million dollars each, it is expected that only large institutional investors will purchase and redeem

Shares directly from the Funds in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market. Although it is anticipated that most creation and redemption transactions for each Fund will be made on an all- cash basis, from time to time they may be made partially or wholly “in- kind”. In determining whether a particular Fund will sell or redeem Creation Units entirely on a cash or in-kind basis (whether for a given day or a given order) the key consideration will be the benefit that would accrue to the Fund and its investors. Under certain circumstances, tax considerations may warrant in-kind, rather than cash, redemptions.

Retail investors may acquire Shares in the Secondary Market (not from the Funds) through a broker or dealer. Shares are listed on the NYSE Arca and are publicly traded. For information about acquiring Shares in the Secondary Market, please contact your broker or dealer. If you want to sell Shares in the Secondary Market, you must do so through your broker or dealer.

When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

The creation and redemption processes discussed above are summarized, and such summary only applies to shareholders who purchase or redeem Creation Units (that is, they do not relate to shareholders who purchase or sell Shares in the Secondary Market). Authorized Participants should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

BUYING AND SELLING SHARES IN THE SECONDARY MARKET

Most investors will buy and sell Shares of each Fund in Secondary Market transactions through brokers. Shares of each Fund will be listed for trading on the Secondary Market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly-traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots” at no per-Share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer.

Book Entry

Shares of each Fund are held in book-entry form and no stock certificates are issued. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of a Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

MANAGEMENT

The Board of Trustees of the Trust is responsible for the general supervision of the Funds. The Board of Trustees appoints officers who are responsible for the day-to-day operations of the Funds.

Investment Advisor

Millington Securities, Inc. is the Funds’ Advisor and is located at 331 Newman Springs Road, Suite 122, Red Bank, New Jersey 07701. The Advisor is an SEC-registered investment advisory firm that is wholly owned by WBI Trading Company, Inc.

WBI Investments, Inc. is an affiliate of WBI Trading Company, and has been appointed by the Advisor to act as Sub-Advisor to the Funds. The Sub-Advisor is an SEC-registered investment advisory firm formed in 1984 and registered with the SEC in 1985, providing investment management services to mutual funds, individuals, high net worth individuals, charitable organizations, corporations, pension and profit sharing plans, family limited partnerships, and fraternities.

The Sub-Advisor is responsible for the day-to-day management of the Funds in accordance with each Fund’s investment objectives and policies. The Sub-Advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill the obligations of the investment advisory agreement.

As compensation for its services and its assumption of certain expenses, each Fund pays the Sub-Advisor a management fee equal to a percentage of a Fund’s average daily net assets that is calculated daily and paid monthly, as follows:

Fund Name	Management Fee
WBI SMID Tactical Growth Shares	0.85%
WBI SMID Tactical Value Shares	0.85%
WBI SMID Tactical Yield Shares	0.85%
WBI SMID Tactical Select Shares	0.85%
WBI Large Cap Tactical Growth Shares	0.85%
WBI Large Cap Tactical Value Shares	0.85%
WBI Large Cap Tactical Yield Shares	0.85%
WBI Large Cap Tactical Select Shares	0.85%
WBI Tactical Income Shares	0.85%
WBI Tactical High Income Shares	0.85%

The Advisor serves as advisor to each Fund pursuant to an Investment Advisory Agreement (“Advisory Agreement”), and appointed the Sub-Advisor to act as such for each Fund pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Both the Advisory Agreement and the Sub-Advisory Agreement were approved by the Independent Trustees of the Trust at an in-person meeting of the Board of Trustees. The basis for the Trustees’ approval of the Advisory Agreement as well as the Sub-Advisory Agreement will be available in the Funds’ first annual or semi-annual report to shareholders.

The Sub-Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds also may invest. The Sub-Advisor does not use inside information in making investment decisions on behalf of the Funds.

WBI Investments, Inc. as Sub-Advisor to the Funds, provides investment management services to the Funds and also provides management services to other accounts, including Separately Managed Accounts and mutual funds, using analysis, research, processes and systems similar to those used in the management of the Funds. As a result, securities selected for the Fund may also be appropriate for, and owned in, other accounts under the Sub-Advisor’s management.

Expense Limitation Agreement

The Sub-Advisor has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (“Operating Expenses”) to not more than 1.25% of the average daily net assets for each Fund for the period from each Fund’s inception to September 30, 2015.

The Sub-Advisor currently expects that the contractual agreement will continue from fiscal year-to-fiscal year, provided such continuance is approved by the Trust’s Board on behalf of the Funds. A Fund may terminate the Expense Limitation Agreement at any time. The Sub-Advisor may also terminate the Expense Limitation Agreement in respect of any Fund at the end of the then-current term upon not less than 90 days’ notice to the Fund. The terms of the Expense Limitation Agreement may be revised upon renewal. The Sub-Advisor is permitted to recoup from a Fund previously waived fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause such Fund’s Operating Expenses to exceed the then applicable expense cap.

Portfolio Management

Lead Portfolio Manager: Gary E. Stroik, Vice President and Chief Investment Officer, WBI Investments, Inc.

Mr. Stroik joined WBI Investments in February 1990, and serves as Vice President, Chief Investment Officer and Portfolio Manager. He has been a portfolio manager of the Funds since their inception. He has also served as Vice President of Hartshorne Group, Inc., an SEC-registered investment advisory firm, since June 2009. He received a B.A. degree in Honors English and Fine Arts from Georgetown University in 1976.

Co-Portfolio Manager: Don Schreiber, Jr., Chief Executive Officer, WBI Investments, Inc.

Mr. Schreiber founded WBI Investments in August 1984, and serves as its Chief Executive Officer. He is also CEO of Millington Securities, Inc. and WBI Trading Company. He has been a portfolio manager of the Funds since their inception. He has served as President of Hartshorne Group, Inc., an SEC-registered investment advisory firm, since April 2008 and as President of Advisor Toolbox, Inc., a financial services technology and business consulting firm, since July 2005. He received a B.S. degree in Business from Susquehanna University in 1977.

Co-Portfolio Manager: Craig French, Portfolio Manager, WBI Investments, Inc.

Mr. French joined WBI Investments in August 2013 in his capacity of Portfolio Manager. He has been a portfolio manager of the Funds since their inception. He received a B.B.A. with concentrations in Management and Individualized Finance from the Wharton School of the University of Pennsylvania in 1996.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and their ownership of securities in the Funds.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

OTHER SERVICE PROVIDERS

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator, Transfer Agent and Index Receipt Agent. U.S. Bank, National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Funds’ Custodian and Securities Lending Agent.

Distributor

Foreside Fund Services, LLC serves as the Distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a Secondary Market in Shares.

Independent Registered Public Accounting Firm

KPMG LLP serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Katten Muchin Rosenman LLP, 575 Madison Avenue, New York, New York 10022, serves as counsel to the Trust and the Funds.

FREQUENT TRADING

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Funds are expected to be attractive to active institutional and retail investors interested in buying and selling Fund Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, a Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in a Fund’s Shares occurs on the Secondary Market. Because Secondary Market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Funds, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs (a Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Fund’s Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. Each Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

The Board of Trustees has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Funds. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Funds. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

Fund Expenses

Each Fund is responsible for its own operating expenses.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Sub-Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE (NAV)

The NAV of the Shares for a Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

In calculating NAV, each Fund’s investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using fair value pricing as determined in good faith by the Sub-Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before a Fund’s NAV is calculated.

The frequency with which each Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, they may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing the Funds’ investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine a Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV.

The NAV is calculated by the Administrator and Custodian and determined each Business Day as of the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. New York time).

INDICATIVE INTRA-DAY VALUE

The approximate value of each Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the NYSE Arca every 15 seconds during hours of trading on the NYSE Arca. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

An independent third party calculator calculates the IIV for each Fund during hours of trading on the NYSE Arca by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Trust’s website.

The Funds provide the independent third party calculator with information to calculate the IIV, but the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of Shares have tracked the relevant Fund’s NAV for the most recently completed calendar year and the quarters since that year will be available without charge on the Funds’ website at www. wbishares.com.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Net Investment Income and Capital Gains

As a Fund shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Funds pay out substantially all of their net earnings to their shareholders as “distributions.”

The Funds typically earn income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Funds realize capital gains or losses whenever they sell securities. Net capital gains are distributed to shareholders as “capital gain distributions.”

Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code (the “Code”). In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional Shares of a Fund only if the broker through which you purchased Shares makes such option available.

Federal Income Taxes

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Shares of a Fund. The summary is based on the laws in effect on the date of this Prospectus and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of a Fund to Fund shareholders holding Shares through a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific federal, state, local and foreign tax consequences of investing in Fund Shares based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Treatment of a Fund

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” under the Code. To qualify and maintain its tax status as a regulated investment company, each Fund must meet annually certain income and asset diversification requirements and must distribute annually at least 90% of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains).

As a regulated investment company, a Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If a Fund fails to qualify as a regulated investment company for any year, (subject to certain curative measures allowed by the Code) the Fund will be subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

A Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

A Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to make distributions necessary to avoid the 4% excise tax.

Tax Treatment of Fund Shareholders

Fund Distributions. In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (except, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualifying dividend income are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks.

Each Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution.” In that event, the Fund pays income tax on the retained long-term capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed long-term capital gain. In addition, each Fund shareholder can claim a refundable tax credit for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain and increase the tax basis of the Shares by an amount equal to shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, reduced by the amount of the shareholder’s tax credit.

Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 20%.

In addition, high-income individuals (and certain trusts and estates) are subject to a 3.8 percent Medicare contribution tax on net investment income in addition to otherwise applicable federal income tax. Please consult your tax advisor regarding this tax.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale of Shares is treated generally as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of a Fund as part of a Creation Unit where the creation is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

Back-Up Withholding. A Fund may be required to report certain information on a Fund shareholder to the IRS and withhold federal income tax (“backup withholding”) at a 28 percent rate from all taxable distributions and redemption proceeds payable to the Fund shareholder if the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (or, in the case of a U.S. individual, a social security number) or a completed exemption certificate (e.g., an IRS Form W-8BEN or W-8BEN-E, as applicable, in the case of a foreign Fund shareholder) or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s federal income tax liability.

Special Issues for Foreign Shareholders. If a Fund shareholder is not a U.S. citizen or resident or if a Fund shareholder is a foreign entity, the Fund’s ordinary income dividends (including distributions of net short-term capital gains and other amounts that would not be subject to U.S. withholding tax if paid directly to foreign Fund shareholders) will be subject, in general, to withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, for Fund tax years that began on or before December 31, 2013, interest-related dividends and short-term capital gain dividends generally will not be subject to withholding tax; provided that the foreign shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the Fund shareholder’s status as foreign and that the Fund does not have actual knowledge or reason to know that the foreign Fund shareholder would be subject to withholding tax if the foreign shareholder were to receive the related amounts directly rather than as dividends from the Fund. There can be no assurance that these rules, which have expired, will be extended.

Recently enacted legislation, will subject foreign shareholders to U.S. withholding tax of 30% on all U.S. source income (including all dividends from the Fund) beginning July 1, 2014, and gross proceeds from the sale of U.S. stocks and securities (including the sale of Fund shares) beginning in 2017, unless they comply with certainly newly-enacted reporting requirements. Complying with such requirements will require the shareholder, to provide and certify certain information about itself and (where applicable) its beneficial owners, and foreign financial institutions generally will be required to enter in an agreement with the U.S. Internal Revenue Service to provide it with certain information regarding such shareholder’s account holders. Please consult your tax advisor regarding this tax.

To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through back-up withholding, a foreign shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the foreign shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. income tax return.

For a more detailed tax discussion regarding an investment in the Funds, and for special tax treatment on the sale and distribution by certain funds, please see the section of the SAI entitled “Taxation.”

Material Conflicts Of Interest

The activities in the management of, or interest in, the Sub-Advisor’s own accounts and the other accounts it manages, may give rise to conflicts of interest or the appearance of conflicts of interest and these activities may present conflicts of interest that could disadvantage the Fund and its shareholders. For example, the Sub-Advisor currently provides investment management services to other accounts, including Separately Managed Accounts and mutual funds, and in the future may service accounts of other affiliates and their respective clients, using analysis, research, processes and systems similar to those used in the management of the Funds. Some of these portfolios may have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio managers’ bonus and there is no formula that is applied to weight the factors listed . In addition, the Sub-Advisor may advise accounts and funds that have investment objectives similar to those of one or more of the Funds and/or that engage in and compete for transactions in the same types of securities and other instruments as the Funds, and, as a result, securities selected for the Funds may also be appropriate for, and owned in, other accounts under the

Sub-Advisor’s management. This can also lead to a conflict of interest for the Sub-Advisor in allocating its own limited resources among different clients and potential future business ventures. Although the Sub-Advisor and its professional staff cannot and will not devote all of its time or resources to the management of the business and affairs of the Funds, the Sub-Advisor intends to devote, and to cause its professional staff to devote, sufficient time and resources to properly manage the business and affairs of the Funds.

The Sub-Advisor’s Broker Dealer may receive a brokerage commission or other compensation for transactions effected for each Fund. The Broker Dealer, who may maintain securities, commodity, options and foreign exchange trading accounts may pay commissions at negotiated rates, which are greater or less than the rate paid by the Funds. In connection with this conflict of interest, Shareholders should understand that the Broker Dealer receives a “round-turn” brokerage fee from each of the Funds when executing such Funds’ option and futures orders. A “round-turn” trade is a completed transaction involving both a purchase and a liquidating sale, or a sale followed by a covering purchase. All executions of Fund trades for equity transaction are subject to best execution regulations through the executing broker and are reviewed by the Board annually and maybe reviewed more frequently as deemed necessary by the Board. The Advisor, which is a registered broker dealer, may be selected as Broker Dealer by the Sub-Advisor.

The Sub-Advisor and its service providers currently have implemented the necessary compliance controls to protect investors in the Funds. These procedures are designed to address potential conflicts in situations, among others, where two Funds, accounts or other funds participate in investment decisions involving the same portfolio investments. For example, trade allocation systems and related procedures do not permit the Sub-Advisor to intentionally favor one portfolio over another as trades are executed in the order in which they are received. Also, the rebalancing of Fund portfolios generally do not occur on a single date, or on the same dates, and the program trades made in connection with such portfolio rebalancings are executed using “market on close” orders.

CODE OF ETHICS

The Trust, the Advisor, the Sub-Advisor and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act that is designed to prevent affiliated persons of the Trust, the Advisor, the Sub-Advisor and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes are on file with the SEC and are available to the public.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Sub-Advisor maintains a website for the Funds at www.wbishares.com. The website for the Funds contains the following information, on a per-Share basis, for each Fund: (1) the prior Business Day’s NAV; (2) the reported mid-point of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of a Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the NYSE Arca, each Fund will disclose on its website www.wbishares.com the identities and quantities of the portfolio securities and other assets held by each Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

OTHER INFORMATION

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by an exemptive order granted by the SEC that permits registered investment companies to invest in the Funds beyond those limitations.

The SEC has granted exemptive relief to the Trust under Section 12(d)(1)(J) of the 1940 Act permitting each Fund to operate as a “fund of funds” and invest in other investment companies without complying with the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, subject to certain terms and limitations that are contained in the SEC’s exemptive order.

Shareholder inquiries may be made by writing to the Trust, c/o Millington Securities, Inc., 331 Newman Springs Road, Suite 122, Red Bank, New Jersey 07701.

FINANCIAL HIGHLIGHTS

The Funds have not yet commenced operations as of the date of this Prospectus and therefore do not have a financial history.

PRIVACY POLICY

Absolute Shares Trust is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

FREQUENTLY USED TERMS

Trust	Absolute Shares Trust, a registered open-end investment company
Funds	The investment portfolios of the Trust
Shares	Shares of the Funds offered to investors
Advisor	Millington Securities, Inc.
Sub-Advisor	WBI Investments, Inc.
Custodian	U.S. Bank N.A., the custodian of the Funds’ assets
Distributor	Foreside Fund Services, LLC, the distributor to the Funds
AP or Authorized Participant	Certain large institutional investors such as brokers, dealers, banks or other entities that have entered into authorized participant agreements with the Distributor
NYSE Arca	NYSE Arca, Inc., the primary market on which Shares are listed for trading
IIV	The Indicative Intra-Day Value, an appropriate per-Share value based on a Fund’s portfolio
1940 Act	Investment Company Act of 1940, as amended
NAV	Net asset value
SAI	Statement of Additional Information
SEC	Securities and Exchange Commission
Secondary Market	A national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time
Securities Act	Securities Act of 1933, as amended

Absolute Shares Trust
Mailing Address
c/o Millington Securities, Inc.
331 Newman Springs Road, Suite 122
Red Bank, New Jersey 07701
Tel: 732-842-4920
Website: www.wbishares.com

PROSPECTUS   |   August 8, 2014

ABSOLUTE SHARES TRUST

FOR MORE INFORMATION

If you would like more information about the Trust, the Funds and the Shares, the following documents are available free upon request:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) will provide the most recent financial reports and portfolio listings. The Annual Report will contain a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ previous fiscal year.

The SAI and Shareholder Reports will be available free of charge on the Funds’ website at www.wbishares.com.

You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-855-WBI-FUND (1-855-924-3863) or by writing to:

Absolute Shares Trust
c/o Millington Securities, Inc.
331 Newman Springs Road, Suite 122
Red Bank, New Jersey 07701
Tel: 732-842-4920
Website: www.wbishares.com

You may review and copy information about the Funds, including the SAI and Shareholder Reports, at the Public Reference Room of the SEC in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

WBI is a registered service mark of WBI Investments, Inc.

The Funds’ investment company registration number is 811-22917.

STATEMENT OF ADDITIONAL INFORMATION

ABSOLUTE SHARES TRUST

Millington Securities, Inc.

331 Newman Springs Road, Suite 122

Red Bank, New Jersey 07701

Tel: 732-842-4920

Website: www.wbishares.com

August 8, 2014

This Statement of Additional Information (this “SAI”) is not a prospectus. It should be read in conjunction with and is incorporated by reference into the prospectus dated August 8, 2014 (the “Prospectus”) for the Absolute Shares Trust (“Trust”), relating to the funds (each, a “Fund” and, collectively, the “Funds”) set forth in the table below, as it may be revised from time to time. A copy of the Prospectus for the Trust, relating to the Funds, may be obtained without charge by writing to the Trust, c/o Foreside Fund Services, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101, by calling (855) 924-3837 or (855) WBI-ETFS, or by visiting the Trust’s website at www.wbishares.com.

Fund Name

WBI SMID Tactical Growth Shares
WBI SMID Tactical Value Shares
WBI SMID Tactical Yield Shares
WBI SMID Tactical Select Shares
WBI Large Cap Tactical Growth Shares
WBI Large Cap Tactical Value Shares
WBI Large Cap Tactical Yield Shares
WBI Large Cap Tactical Select Shares WBI Tactical Income Shares
WBI Tactical High Income Shares

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.

The SAI does not constitute an offer to sell securities.

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GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”). The Trust currently consists of ten separate investment portfolios. This SAI addresses the following investment portfolios of the Trust, each of which is deemed to be diversified for the purposes of the 1940 Act:

WBI SMID Tactical Growth Shares
WBI SMID Tactical Value Shares
WBI SMID Tactical Yield Shares
WBI SMID Tactical Select Shares
WBI Large Cap Tactical Growth Shares
WBI Large Cap Tactical Value Shares
WBI Large Cap Tactical Yield Shares
WBI Large Cap Tactical Select Shares
WBI Tactical Income Shares
WBI Tactical High Income Shares

(each, a “Fund” or, individually and, together, the “Funds”). Other portfolios may be added to the Trust in the future. The shares of the Funds are referred to herein as “Fund Shares” or “Shares.” The offering of Shares is registered under the Securities Act of 1933, as amended (“Securities Act”).

The Funds’ investment adviser, Millington Securities, Inc. (“Advisor”), has selected its affiliate WBI Investments, Inc. (“Sub-Advisor”) to act as Sub-Adviser. Both the Advisor and the Sub-Advisor are registered as investment advisers with the Securities and Exchange Commission (“SEC”).

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for cash, but from time to time may be created in exchange for a basket of “in-kind” equity securities specified by the Sub-Advisor (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). The Shares of each Fund trade or are expected to trade on the NYSE Arca (“Exchange”). Fund Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for cash. Creation Units are aggregations of 50,000 Shares of a Fund. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

If a Fund presently creates and redeems Fund Shares in kind, the Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary for each Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; or (ii) such other event shall occur or

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condition exist that, in the opinion of the Exchange, makes further trading on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

The Funds’ continued listing on the Exchange or another stock exchange or market system is a condition of the exemptive relief the Funds obtained from the SEC to operate as exchange-traded funds (“ETFs”). Any Fund’s failure to be so listed would result in the termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund’s objective will be achieved.

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about the Funds, their policies, and the investment instruments they may hold, is provided below.

The Funds’ share prices will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions. The Funds should not be relied upon as a complete investment program.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board”) as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of each Fund and all other investment policies or practices of the Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Shares of the Fund.

For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds’ fundamental investment restriction B, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

As a matter of fundamental policy, a Fund (except as to any specific Fund otherwise noted below) may not:

1. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (This does not apply to

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investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue senior securities, as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Engage in the business of underwriting securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

5. Invest 25% or more of the market value of its total assets either directly or indirectly through its underlying ETFs, in the equity securities of companies engaged in any one industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the SEC. (This does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

6. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund’s ownership of securities.

7. Purchase or sell physical commodities or contracts relating to physical commodities.

8. Make loans to others. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Each Fund may not:

1. Invest in any issuer for purposes of exercising control or management.

2. Invest in securities of other investment companies, except as permitted under the 1940 Act, the rules promulgated thereunder or pursuant to any applicable exemptive order granted by the SEC.

3. Hold, in the aggregate, more than 15% of its net assets in illiquid securities.

INVESTMENT STRATEGIES AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Funds’ Prospectus under the headings “Principal Risk Factors,” “Description of the Principal Risks of the Funds”

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and “Additional Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Funds’ Prospectus.

General

Investment in each Fund should be made with an understanding that the value of the portfolio of securities held by such Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

Diversification

Each Fund is diversified under applicable federal securities laws. This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer. However, the diversification of a Fund’s holdings is measured at the time the fund purchases a security and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, each Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of each Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with each Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens a Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Recent Regulatory Events

Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies. The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

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Recent Economic Events

Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven. In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery. These events and possible continuing market turbulence may have an adverse effect on the Funds. In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets. However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and high levels of unemployment, the growing size of the federal budget deficit and national debt, and the threat of inflation. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU. These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Funds’ ability to execute their investment strategies.

Each Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Equity Securities

Common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond

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and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities. Each Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other debt securities, the price of a convertible security generally varies inversely with interest rates. While providing a debt stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, a Fund may have to pay more for a convertible security than the value of the underlying common stock.

Rights and Warrants. Each Fund may invest in rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Foreign Investments

Each Fund may make investments in securities of non-U.S. issuers (“foreign securities”). Each Fund reserves the right to invest without limitation in Depositary Receipts (“DRs”), U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a

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foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities.

Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency. Such changes will affect a Fund to the extent that the Fund is invested in ADRs comprised of foreign securities.

Taxes. The interest and dividends payable to a Fund on certain of the Fund’s foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders. A Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

In considering whether to invest in the securities of a non-U.S. company, the Sub-Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Sub-Advisor’s assessment of prevailing market, economic and other conditions.

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Emerging Markets. Each Fund may invest up to 50% of its net assets in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, economic and political stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment. Additional risks of emerging markets securities may include: more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Funds to miss attractive investment opportunities, hold a portion of assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Small and Medium-Sized Companies

To the extent a Fund invests in the equity securities of small and medium-sized companies, it will be exposed to the risks of smaller sized companies. Small and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Investment Companies

Each Fund may invest in shares of other registered investment companies, including other ETFs, money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the 1940 Act. This may include investments in money market mutual funds in connection with a Fund’s management of daily cash positions. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with a Fund’s own operations.

The SEC has granted exemptive relief to the Trust under Section 12(d)(1)(J) of the 1940 Act permitting each Fund to operate as a “fund of funds” and invest in other investment companies without complying with the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, subject to certain terms and limitations that are contained in the SEC’s exemptive order.

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices

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during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies, as well as any exemptions from such limitations granted by the SEC, discussed above,. To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which each Fund will invest will be listed on a national securities exchange and a Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV.

As a purchaser of ETF shares on the secondary market, each Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.

Equity Options

Each Fund may write call options on stocks and stock indices if the calls are “covered” throughout the life of the option. A call is “covered” if a Fund owns the optioned securities. See below for additional ways a call can be covered. When a Fund writes a call, they receive a premium and give the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, a Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

Each Fund may purchase a call on securities to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by a Fund on which it wishes to terminate its obligation. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

Each Fund may also write and purchase put options (“puts”). When a Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date.

Purchasing Put and Call Options - When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the “option premium”). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

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Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

— Allowing it to expire and losing its entire premium;

— Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

— Closing it out in the secondary market at its current price.

Selling (Writing) Put and Call Options - When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

A Fund may try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price. If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, a Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

Each Fund is permitted only to write covered options. A Fund can cover a call option by owning:

— The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

— A call option on the same security or index with the same or lesser exercise price;

— A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

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— Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

— In the case of an index, securities whose price movements correlate to the movements of the index.

A Fund can cover a put option by:

— Entering into a short position in the underlying security;

— Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

— Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

— Maintaining the entire exercise price in liquid securities.

Options on Securities Indices - Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market, rather than price fluctuations in a single security.

Options on Futures - An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reason it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. Each Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, a Fund would retain the option premium, which would offset, in part, any decline in the value of its assets.

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The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to a Fund.

Combined Positions - A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Caps and Floors - Each Fund may enter cap and floor agreements. Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivatives - While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

Derivative Management Risk - If the Sub-Advisor incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on its Sub-Advisor’s expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price.

Short Selling

All of the Funds may invest, in part, in short positions in equity securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a stock, short selling (or “selling short”) is a technique used by the Funds to try and profit from the falling price of a stock. Short selling involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them.

If a Fund effects a short sale of financial instruments at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a

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“constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated instruments held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which a Fund may effect short sales.

A Fund may be required to close short portfolio security positions in order to facilitate the redemption process. If a Fund recognizes gain on such transactions, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Funds generally intend to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Debt and High-Yield Securities

Debt securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests. Debt securities that will be eligible for purchase by the Funds include investment grade and high-yield corporate debt securities. Investment grade securities are those rated BBB or better by Standard & Poor’s® Ratings Group (“S&P®”) and those rated Baa or better by Moody’s Investors Service©, Inc. (“Moody’s”) or their equivalent. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. High-yield securities, or “junk bonds,” are rated less than investment grade.

Each Fund that invests primarily in equities may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”). The WBI Tactical Income Shares may invest up to 50% of its net assets in high-yield bonds, and the WBI Tactical High Income Shares may invest up to 80% of their net assets in high-yield bonds. Each Fund may also invest without limitation in other investment companies, including other ETFs. The WBI Tactical High Income Shares reserves the right to invest up to 80% of its net assets in securities rated lower than BBB by S&P® or lower than Baa by Moody’s, the WBI Tactical Income Shares reserves the right to invest up to 40% of its assets in securities rated lower than BBB by S&P® or lower than Baa by Moody’s, and the WBI SMID Tactical Growth Shares, WBI SMID Tactical Value Shares, WBI SMID Tactical Yield Shares, WBI SMID Tactical Select Shares, WBI Large Cap Tactical Growth Shares, WBI Large Cap Tactical Value Shares, WBI Large Cap Tactical Yield Shares, and WBI Large Cap Tactical Select Shares each reserves the right to invest up to 20% of its net assets in securities rated lower than BBB by S&P® or lower than Baa by Moody’s. High-yield debt securities generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

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Ratings of debt securities represent the rating agencies’ opinions regarding their quality, but are not a guarantee of quality and may be reduced after a Fund has acquired the security. If a security’s rating is reduced while it is held by a Fund, the Sub-Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.

Debt securities with longer maturities generally entail greater risk than those with shorter maturities.

Short-Term, Temporary, and Cash Investments

Each Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Each Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, a Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks. Time

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deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. Each Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Sub-Advisor to be of comparable quality. These rating symbols are described in Appendix B.

Government Obligations

Each Fund may make short term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury Department; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Each Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

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When-Issued Securities

Each Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. When the Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

Illiquid Securities

As a non-principal strategy, each Fund may hold up to 15% of its net assets in securities that are illiquid, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market for such a security. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) will be considered liquid if determined to be so under procedures adopted by the Board of Trustees. The Sub-Advisor is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees). A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security. Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed. If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that a Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities. Each Fund is permitted to sell restricted securities to qualified institutional buyers.

Lending Portfolio Securities

Each Fund may lend its portfolio securities in an amount not exceeding one-third of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Funds. Any loan might be secured by any one or more of the three types of collateral. The terms of the Funds’ loans must permit a Fund to

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reacquire loaned securities on five days’ notice or in time to vote on any serious matter and must meet certain tests under the Code.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required. In addition, the Funds are exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent. As well, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Funds will have to cover the loss when repaying the collateral.

Borrowing

Though the Funds do not currently intend to borrow money, each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33 1/3% of the value of its total assets at the time of such borrowings, as allowed under the 1940 Act. The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of a Fund’s agreement with its lender, the NAV per share of a Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if a Fund did not borrow. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Cash Transactions Risk

Unlike most ETFs, the Funds currently intend to effect all creations and redemptions principally for cash, rather than “in-kind” securities. As a result, an investment in the Funds may be less tax-efficient than an investment in a more conventional ETF which does not intend to effect all creations and redemptions principally for cash. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level.

Commodities Risk

Certain other ETFs held in a Fund’s portfolios may have some investment exposure to the commodities markets which may subject them to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. Many of these factors are very unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices

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of such commodities. Because the performance of certain other ETFs may be linked to the performance of highly volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of shares of such ETFs.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Sub-Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates.

MANAGEMENT

The Role of the Board

The business of the Trust is managed under the direction of the Trust’s Board of Trustees (the “Board”), which provides oversight of the management and operations of the Trust. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Advisor, Sub-Advisor, distributor, administrator, custodian and transfer agent, each of whom are discussed in greater detail in this SAI. Like all mutual funds and ETFs, the day-to-day responsibility for the management and operation of the Trust, including the day-to-day management of risk, is the responsibility of such service providers to the Trust. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Sub-Advisor presents the Board with information concerning the investment objectives, strategies and risks of the investment portfolio. Additionally, the Sub-Advisor provides the Board with an overview of, among other things, the respective firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer (“CCO”) and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage risks to which the Funds may be exposed. . In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their

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occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Sub-Advisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Sub-Advisory Agreement with the Sub-Advisor, the Board receives detailed information from the Sub-Advisor. Among other things, the Board regularly considers the Sub-Advisor’s adherence to each Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Sub-Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Funds, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Sub-Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

There is an Audit Committee and a Nominating Committee of the Board, each of which is comprised solely of Independent Trustees. The chair of the Audit Committee is John Flanagan, an Independent Trustee. The Committee chair for each Committee is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such Committee as set forth in its Board-approved charter. There is a Valuation Committee, which is comprised of an Independent Trustee and representatives of the Sub-Advisor to take action in connection with the valuation of portfolio securities held by a Fund in accordance with the Board-approved Valuation Procedures. The Funds have determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Funds made this determination in consideration of, among other things, the fact that the Independent Trustees of the Funds constitute a majority of the Board,

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the assets under management of the Funds, the number of portfolios overseen by the Board and the total number of trustees on the Board.

Trustee Ownership of Fund Shares and Other Interests

As of August 8, 2014, no Trustee beneficially owned shares of the Funds.

As of August 8, 2014, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Sub-Advisor and the Distributor, as defined below, or an affiliate of the Sub-Advisor or the Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Sub-Advisor, the Distributor or any of their affiliates.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.

Since the Funds were not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of the Funds’ outstanding shares.

Members of the Board and Officers of the Trust. Set forth below are the names, years of birth, position with the Trust, term of office, portfolios supervised and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Don Schreiber, Jr., is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (“Interested Trustee”) because of his affiliation with the Advisor and the Sub-Advisor. Given that the Trust and all of its Funds are new, and that the size of the Board is currently small, the Board has determined that it is appropriate for the Chairman of the Board to be an Interested Trustee. Three of the Trustees (Jude T. Depko, John A. Flanagan and Andrew Putterman) and their immediate family members have no affiliation or business connection with the Sub-Advisor or the Funds’ principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Sub-Advisor or the Funds’ principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.” Currently, the Independent Trustees are not represented by “independent counsel”; however, upon request at any time, they are entitled to request representation by independent counsel at the Trust’s expense.

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Independent Trustees

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Jude T. Depko, 1946	Trustee	Since June 2014	Technical Consultant, Michael Baker Jr., Inc. (consulting)(2009 to present)	10	None

John A. Flanagan, 1946	Trustee	Since June 2014	President, John A. Flanagan CPA, LLC (accounting services)(2010 to present); Chief Financial Officer, Macromarkets LLC (exchange traded funds)(2007 to 2010)	10	None

Andrew Putterman, 1959	Trustee	Since June 2014	Principal, 1812 Park, LLC (financial consulting)(2014 to present); Chairman Emeritus, Fortigent LLC (financial services)(2013 to president); Managing Director, LPL Financial (financial services)(2012 to present); President and Chief Executive Officer, Fortigent LLC (2006 to 2012 and 2013, respectively)	10	The Private Trust Company (January 2013 to December 2013)

Interested Trustee

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Don Schreiber, Jr., 1955	Trustee, President and Principal Executive Officer	Since November 2013	Chief Executive Officer and Co-Portfolio Manager, WBI Investments, Inc. (registered investment adviser)(1984 to present); President and Director, WBI Trading, Inc., (financial services)(2011 to present), Chief Executive Officer and Director, Hartshorne Group, Inc. (wealth management services)(2010 to present); Chief Executive Officer, Millington Securities, Inc. (registered investment adviser and broker dealer)(2013 to present)	10	None

Matthew Schreiber, 1980	Trustee	Since June 2014	President of WBI Investments, Inc. (registered investment adviser)(2013 to present); Vice-President of WBI Investments, Inc. (2007-2012)	10	None

Officers of the Trust

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Ann Schreiber, 1984	Secretary	Since June 2014	Director of Marketing and Executive Services, WBI Investments, Inc. (registered investment adviser) (2011 to present); Consultant, Advisor Toolbox, Inc. (2009-2011); Student, Bachelor of Arts in Psychology (University of Tennessee) (2009 - 2011)
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Kerri E. Cain, 1973	Treasurer and Principal Financial Officer	Since June 2014	Chief Financial Officer, WBI Investments, Inc. (registered investment adviser) (2013 to present); Chief Financial Officer, Millington Securities, Inc. (registered investment adviser and broker dealer) (2013 to present); Guggenheim Partners, LLC (financial services) (2012 to 2013); Consultant, Caxton Alternative Management LP (financial services) (2012); President, LGMT, Inc. (children’s fitness) (2007 to 2012)

Donna M. Rogers, 1966	Chief Compliance Officer	Since June 2014	Managing Director, Foreside Compliance Services, LLC (financial services)(2010 to present); Senior Vice President, State Street Bank (financial services)(formerly Investors Bank & Trust Company) (2004 to 2010)

Cynthia Stroik, 1984	Chief Legal Officer	Since June 2014	Chief Compliance Officer, WBI Investments, Inc. (registered investment adviser) (2013 to present); Chief Compliance Officer, Hartshorne Group, Inc. (registered investment adviser) (2013 to present); Compliance Officer, Millington Securities, Inc. (registered investment adviser and broker dealer) (2013 to present); Compliance Officer, WBI Investments, Inc. (registered investment adviser) (2010 to 2013); Compliance Officer, Hartshorne Group, Inc. (registered investment adviser) (2010 to 2013); Student, J.D.(Drexel University School of Law (2006-2009)

(1)	The address of each Trustee or officer is c/o Absolute Shares Trust, 331 Newman Springs Road, Suite 122, Red Bank, New Jersey 07701.

(2)	Trustees and Officers serve until their successors are duly elected and qualified.

(3)	The Fund is part of a “Fund Complex” as defined in the 1940 Act. The Fund Complex includes all open-end funds (including all of their portfolios) advised by the Advisor or the Sub-Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this SAI, the Fund Complex consists of the Funds of the Trust.

(4)	Don Schreiber Jr. and Matthew Schreiber are each an “interested person” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with the Advisor and the Sub-Advisor.

Description of Standing Board Committees

Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (vi) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. All of the Independent Trustees serve on the Trust’s Audit Committee.

Nominating Committee. The Nominating Committee has been established to: (i) assist the Board of Trustees in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its Sub-Advisor or distributor (as defined by the 1940 Act); and (iii) advise the Board of Trustees on ways to improve its effectiveness. All of the Independent Trustees serve on the Nominating Committee. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of the Trust’s Nominating Committee.

Valuation Committee. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by each of the Funds in accordance with the Trust’s Valuation Procedures. John A. Flanagan (an Independent Trustee), Don Schreiber, Gary E. Stroik, Kerri E. Cain and Tracey Crespo serve on the Valuation Committee, which meets on an ad hoc basis.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by

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management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Don Schreiber, Jr. should serve as chairman and trustee of the Funds because of the experience he gained as Chief Executive Officer of the Advisor and Sub-Advisor, President of WBI Trading, Inc., and Chief Executive Officer of Hartshorne Group, and his general knowledge of and experience in the financial services industry.

The Trust has concluded that John A. Flanagan should serve as trustee of the Funds and as the audit committee financial expert because of the experience he has gained as a certified public accountant licensed to practice in New Jersey, New York and Massachusetts, including employment with Ernst & Young, PriceWaterhouseCoopers, Strong Mutual Funds and the New York Life family of Mutual Funds, and his experience with mutual funds and exchange traded funds, including those of MacroMarkets LLC.

The Trust has concluded that Jude T. Depko should serve as trustee of the Funds because of the operational and coordination experience he has gained as technical consultant for Michael Baker Jr., Inc. and as Director of Operations and Principal Traffic Engineer for the New Jersey Turnpike Authority.

The Trust has concluded that Andrew Putterman should serve as trustee of the Funds because of the experience he has gained as the President of Fortigent LLC, principal of 1812 Park, LLC, Chairman of The Private Trust Company and his extensive experience in the financial industry.

The Trust has concluded that Matthew Schreiber should serve as trustee of the Funds because of the experience he has gained as Vice President and President of the Sub-Advisor, and his general knowledge of and experience in investment management.

Board Compensation

Each Independent Trustee receives an annual stipend of $30,000 and reimbursement for all reasonable travel expenses relating to their attendance at the Board Meetings. The chairman of the Audit Committee receives an annual stipend of $5,000, and each Independent Trustee serving on the Audit Committee (except the chairman thereof) and the Valuation Committee receives an annual stipend of $2,500. Interested Trustees are not compensated for their service as Trustees or as members of Board committees.

Code of Ethics

The Trust, its Advisor, its Sub-Advisor and principal underwriter have each adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Sub-Advisor, subject to the Board’s continuing oversight. The Policies require that the Sub-Advisor vote proxies received in a manner consistent with the best interests of each Fund and its shareholders. The Policies also require the Sub-

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Advisor to present to the Board, at least annually, the Sub-Advisor’s Policies and a record of each proxy voted by the Sub-Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Sub-Advisor as involving a conflict of interest.

The Sub-Advisor has adopted Proxy Voting Policies and Procedures (“Proxy Voting Policies”) which provided that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of, the Fund’s shareholders, as determined by the Sub-Advisor in good faith, subject to any restrictions or directions of the Fund. Such voting responsibilities will be exercised in a manner that is consistent with the general anti-fraud provisions of the Investment Advisers Act of 1940, as amended, as well as the Sub-Advisor’s fiduciary duties under federal and state law to act in the best interest of its clients.

On certain routine proposals (for example, those which do not change the structures, bylaws or operations of a company), the Sub-Advisor will generally vote in the manner recommended by management. Non-routine proposals, (such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals, will generally be reviewed on a case-by-case basis. The Sub-Advisor has engaged an unbiased third party proxy voting service to make proxy voting recommendations to the Sub-Advisor. The Sub-Advisor will generally vote proxies in accordance with these recommendations, but reserves the right to exercise its own judgment on a case-by-case basis. If the Sub-Advisor determines that voting a particular proxy would create a material conflict of interest between its interest or the interests of any of its affiliated parties and the interests of the Fund, the Sub-Advisor will vote such proxy based upon the recommendations of the independent third party proxy voting service.

The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Each Fund’s proxy voting record will be available without charge, upon request, by calling toll-free (800) 772-5810 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. As of the date of this SAI, the Funds are newly formed and do not have any shares outstanding.

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

Advisor and Sub-Advisor

Millington Securities, Inc. acts as investment advisor to the Funds pursuant to an investment advisory agreement (“Advisory Agreement”) with the Trust. Millington Securities, Inc., is a wholly-owned subsidiary of WBI Trading Company, Inc.

WBI Investments, Inc. is an affiliate of WBI Trading Company, and acts as the “Sub-Advisor” to the Funds pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Don Schreiber, Jr., a co-portfolio manager of the Funds, owns 69.4% of WBI Trading Company, Inc. and is the sole director of the Advisor and is therefore a control person of the Advisor.

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In consideration of the services to be provided by the Sub-Advisor pursuant to the Sub-Advisory Agreement, the Sub-Advisor is entitled to receive from each Fund an investment advisory fee computed daily and payable monthly, based on a rate equal to 0.85% of each Fund’s average daily net assets for each of their Shares.

After their initial two year term, both the Advisory Agreement and the Sub-Advisory Agreements continue in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Funds), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement or the Sub-Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement and the Sub-Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement or the Sub-Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Sub-Advisor, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor, the Sub-Advisor or the Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of each Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement and the Sub-Advisory Agreement.

Expense Limitation Agreement

The Sub-Advisor has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 Act) and organizational costs (“Operating Expenses”) to not more than 1.25% of the average daily net assets for each Fund for the period from each Fund’s inception to September 30, 2015.

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The Sub-Advisor currently expects that the contractual agreement will continue from fiscal year-to-fiscal year, provided such continuance is approved by the Trust’s Board on behalf of the Funds. A Fund may terminate the Expense Limitation Agreement at any time. The Sub-Advisor may also terminate the Expense Limitation Agreement in respect of any Fund at the end of the then-current term upon not less than 90 days’ notice to the Fund. The terms of the Expense Limitation Agreement may be revised upon renewal. The Sub-Advisor is permitted to recoup from a Fund previously waived fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause such Fund’s operating expenses to exceed the then applicable expense cap.

Portfolio Managers

The portfolio managers responsible for the day-to-day management of the Fund are Mr. Gary E. Stroik, Chief Investment Officer of the Sub-Advisor, who serves as lead portfolio manager, and co-portfolio managers Don Schreiber, Jr., Founder and Chief Executive Officer of the Sub-Advisor, and Craig French, Portfolio Manager at the Sub-Advisor. Each of Mr. Stroik, Mr. Schreiber and Mr. French has been a portfolio manager of the Funds since their inception.

The following table shows the number of other accounts managed by the Sub-Advisor and the total assets in the accounts managed within various categories as of June 30, 2014.

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	4	$180,507,492	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	10,345	$2,669,901,885	0	$0

Material Conflicts of Interest. Don Schreiber, Jr., Gary E. Stroik, and Craig French also manage all investment accounts including all separate accounts, for the Sub-Advisor, which is an SEC-registered investment adviser, and affiliate of WBI Trading Company, Inc., the parent company of the Advisor and the Sub-Advisor. There is a potential conflict should one of these funds/accounts be favored over another, but the intention of the Sub-Advisor is to treat the various funds equally. The various funds are expected to hold generally the same securities in the same proportions. Buy and/or sell orders will normally be placed concurrently for each fund. Any differences between the funds/accounts would be expected to arise from differential cash flows. The Advisor manages separate accounts with investment objectives and security selection processes similar to those of the Funds. The Advisor intends to treat the Funds and separate accounts fairly with respect to the allocation of opportunities.

Compensation. Don Schreiber, Jr. and Gary E. Stroik each receive a fixed base salary and a discretionary bonus as well as a share of the profits of the Advisor and Sub-Advisor equal in proportion to his ownership of the firm. Craig French receives a fixed base salary and a discretionary bonus.

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Securities Owned in the Funds by Portfolio Manager. As of the date of this SAI, none of Mr. Schreiber, Mr. Stroik, nor Mr. French beneficially owned any shares of the Funds as the Funds had not commenced operations.

OTHER SERVICE PROVIDERS

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as administrator, transfer agent and index receipt agent. Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and USBFS, USBFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Funds’ Shares. As compensation for the administration, accounting and management services, the Sub-Advisor pays USBFS a fee based on each Fund’s average daily net assets, subject to a minimum annual fee, as well as certain out-of-pocket expenses, including pricing expenses. The Funds are new, and the Sub-Advisor has not paid USBFS any fees for services to the Funds as of the date of this Prospectus.

Pursuant to a Custody Agreement, U.S. Bank N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Funds’ assets. The custodian holds and administers Fund assets. Pursuant to the Custody Agreement, the custodian receives an annual fee from the Sub-Advisor based on the Trust’s total average daily net assets, subject to a minimum annual fee and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.

The Funds’ securities lending agent is U.S. Bank, the Funds’ custodian. U.S. Bank receives a fee for its services as securities lending agent. Some of U.S. Bank’s services may be delegated to U.S. Bancorp Asset Management, Inc., an affiliate of the Funds’ custodian, transfer agent and administrator. Investments of the cash collateral received from borrowers of the Funds’ securities are made by U.S. Bancorp Asset Management, Inc. in accordance with applicable guidelines.

Distributor

Foreside Fund Services, LLC (“Foreside”) the Distributor, is located at Three Canal Plaza, Portland, ME 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees

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are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Sub-Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Independent Registered Public Accounting Firm

The Trustees have selected the firm of KPMG LLP, to serve as independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare the Funds’ federal, state and excise tax returns, and consult with the Funds on matters of accounting and federal and state income taxation. The independent registered public accounting firm will audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel

Katten Muchin Rosenman LLP, 575 Madison Avenue, New York, New York 10022, serves as legal counsel to the Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Sub-Advisory Agreement, the Sub-Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Sub-Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction. The Sub-Advisor may determine to execute portfolio transactions through the Advisor, which is a registered broker-dealer.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Sub-Advisor will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, and the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined

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that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Sub-Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Sub-Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.

While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Sub-Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Sub-Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Sub-Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

The practice of using a portion of a Fund’s commission dollars to pay for brokerage and research services provided to the Sub-Advisor is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Sub-Advisor’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Sub-Advisor with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Sub-Advisor is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Sub-Advisor from its own funds, and not by portfolio commissions paid by the Fund.

Research products and services provided to the Sub-Advisor by broker-dealers that effect securities transactions for the Funds may be used by the Sub-Advisor in servicing all of its accounts. Accordingly, not all of these services may be used by the Sub-Advisor in connection with the Funds. Some of these products and services are also available to the Sub-Advisor for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the

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Sub-Advisor for services provided to the Funds. The Sub-Advisor’s expenses would likely increase if the Sub-Advisor had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Sub-Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds. In such event, the position of the Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Funds at the same time, each Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Sub-Advisor, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.

As of the date of this SAI, the Funds have not commenced operations and, therefore, not entered into securities transactions.

Frequent Trading

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Funds are expected to be attractive to active institutional and retail investors interested in buying and selling Fund Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, a Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in a Fund’s Shares occurs on the Secondary Market. Because Secondary Market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading cots and the realization of capital gains. With respect to trades directly with the Funds, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs (a Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Fund’s Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. Each Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

The Board of Trustees has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Funds.

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The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Funds. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DISCLOSURE OF PORTFOLIO HOLDINGS

Portfolio Disclosure Policy

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Funds, including the Sub-Advisor. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As ETFs, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds’ listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day (as defined below). This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation ( “NSCC”) and/or third party service providers.

Each Fund will disclose on the Funds’ website www.wbishares.com at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

Daily access to each Fund’s portfolio holdings is permitted to personnel of the Sub-Advisor, the Distributor and the Funds’ administrator, custodian and accountant and other agents or service providers of the trust who have need of such information in connection with the ordinary course of their respective duties to the Funds.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time

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these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Sub-Advisor and its affiliates may, out of their own resources, pay amounts to third parties for the distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Funds’ investments on a per-Share basis, the Indicative Intra-Day Value or IIV, is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The Exchange calculates the IIV for each Fund during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of such Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owing to a Fund and the estimated value of the securities held in a Fund’s portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Funds’ website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

Although the Funds provide the independent third party calculator with information to calculate the IIV, the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on November 7, 2013, and has authorized capital of an unlimited number of shares of beneficial interest of no par value that may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust’s shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares will be freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only Shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by

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resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Funds.

The Trust’s Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Funds’ shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would not be able to meet the Trust’s obligations and this risk should be considered remote. If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

DTC will act as securities depositary for the Shares. The Shares of the Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: DTC, the world’s largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues and money market instruments (from over 100 countries). DTC was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic computerized book-entry transfers and pledges in accounts of DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is the holding company for DTC, the NSCC and Debt Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. More specifically, DTCC is owned by a number of its DTC Participants and by the NYSE Arca and FINRA.

Access to DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of Shares will be limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

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Beneficial Owners of Shares will not be entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holders of the Shares. Accordingly, each Beneficial Owner must rely on the procedures of DTC, DTC Participants and any Indirect Participants through which such Beneficial Owner holds its interests in order to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners will be effected as follows. DTC will make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust will provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. Beneficial Owners may wish to take certain steps to augment the transmission to them of notices of significant events with respect to Shares by providing their names and addresses to the DTC registrar and request that copies of notices be provided directly to them.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

DTC rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

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PURCHASE AND REDEMPTION OF CREATION UNITS

Creation

The Trust issues and sells Shares of each Fund only in Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”). The Exchange is open for trading Monday through Friday except for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Cash Purchase and Redemption of Creation Units

Unlike Creation Units of many ETFs, Creation Units of the Funds generally will be sold and redeemed only for cash (“All-Cash Amount”). The Funds’ Creation Units are sold at NAV per Share next computed, plus a transaction fee, as described below.

The Sponsor reserves the right to ask for Creation Units comprised in whole or in part of a portfolio deposit of portfolio securities, and a cash payment as described below in connection with the purchase and redemption, as discussed below.

“In-Kind” Purchases and Redemptions of Creation Units

As discussed above, the Sponsor may elect at any time, and from time to time, that the consideration for the purchase and redemption of Creation Units will be made “in-kind” by the deposit or payment of a portfolio of all or some securities held in the relevant Fund’s portfolio (“In-Kind Purchase” and “In-Kind Redemption”).

The consideration for purchase of Creation Units of a Fund generally consists of the Deposit Securities for each Creation Unit constituting a substantial replication, or representation, of the securities included in the relevant Fund’s portfolio as selected by the Sub-Advisor (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum investment amount for a Creation Unit of a Fund. The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit) and the “Deposit Amount,” an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

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The Custodian through the NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. New York time), the list of the name and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available, or unless the Sub-Advisor elects to receive an All-Cash Amount in connection with the creation of Creation Units.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Sub-Advisor, with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. In addition to the list of names and number of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant (see the section of this SAI entitled “Additional Information Concerning Shares — Book Entry Only System”). In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor will process orders to purchase Creation Units received by U.S. mail, telephone, facsimile and other electronic means of communication by the closing time of the regular trading session on the Exchange (“Closing Time”) (normally 4:00 p.m. New York time), as long as they are in proper form. Mail is received periodically throughout the day. An order sent by U.S. mail will be opened and time stamped when it is received. If an order to purchase Creation Units is received in proper form by Closing Time, then it will be processed that day. Purchase orders received in proper form after Closing Time will be processed on the following Business Day and will be priced at the NAV determined on that day. Custom orders must be received by the Distributor no later than 3:00 p.m. New York time on the trade date. In the case of an In-Kind Creation, a custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders

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must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections of this SAI entitled “Purchase and Redemption of Creation Units—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Placement of Creation Orders Outside the Clearing Process.”

All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Outside the Clearing Process.”

Placement of Creation Orders Using the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. All-Cash Amount deposits, or Fund Deposits, as applicable, made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite All-Cash Amount Deposit, or Fund Deposit, as applicable, to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process

All-Cash Amount deposits, or Fund Deposits, as applicable, made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of cash and securities directly through DTC. The Fund Deposit transfer must be ordered by the

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DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m. New York time on the next Business Day following the Transmittal Date (“DTC Cut-Off-Time”).

All questions as to the amount of an All-Cash Amount, the number of Deposit Securities to be delivered, or the amount of a Cash Component, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the All-Cash Amount, or Cash Component, as applicable, must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities and the Cash Component or the All-Cash Amount, as applicable, by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using an All-Cash Amount or a Fund Deposit as newly constituted to reflect the then-current Deposit Securities and Cash Component, or the All-Cash Amount, as applicable. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Sale of Creation Units—Creation—Creation Transaction Fee.”

Creation Units of an In-Kind Creation may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component plus (2) 125% of the then-current market value of the undelivered Deposit Securities (“Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. New York time the following Business Day. If the order is not placed in proper form by Closing Time or funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. New York time on the third Business Day following the day on which the purchase order is deemed received by the Distributor, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities

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have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. See the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Creation Transaction Fee.” The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if: (1) the order is not in proper form; (2) if the All-Cash Amount paid is incorrect; (3) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (4) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (5) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (6) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (7) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Sub-Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (8) there exist circumstances outside the control of the Trust, the Custodian, the Distributor and the Sub-Advisor that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Sub-Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+3 basis” (that is, three Business Days after trade date).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units of an In-Kind Creation to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

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In certain cases, Authorized Participants will create and redeem Creation Units either made in an All-Cash Amount or by an In-Kind Creation on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the amount of cash required to be delivered, the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered, as applicable, shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with In-Kind creations or redemptions or to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by each Fund for each creation order is $500.

An additional variable fee of up to three (3) times the fixed Transaction Fee plus all commission and fees payable to the Fund in connection with the purchase of the Creation Unit Deposit Securities (expressed as a percentage of the value of such Deposit Securities) may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an All-Cash Amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

In order to seek to replicate the in-kind creation order process for creation orders executed in whole or in part with cash, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Creation Market Purchases”). In such cases where the Trust makes Creation Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Redemption

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from the Funds, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. A Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

Generally, Creation Units of the Funds will also be redeemed only for cash in an All-Cash Amount, at NAV per Share next computed, plus a transaction fee as described below. With respect to a Fund making In-Kind Redemptions, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received

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on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The redemption proceeds for an In-Kind Redemption of a Creation Unit consists of Fund Securities — as announced on the Business Day the request for redemption is received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption transaction fee (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Redemption—Redemption Transaction Fee”).

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Deliveries of redemption proceeds by the Fund generally will be made within three Business Days (that is “T+3”). However, as discussed in Appendix B, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+3 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances.

Proceeds of redemptions of Creation Units payable in an All-Cash Amount will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter).

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Distributor after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite All-Cash Amount, or the Fund Securities and the Cash Redemption Amount, as applicable, will be transferred by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of

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Fund Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. New York Time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Distributor receives an order for redemption outside the Clearing Process, the Distributor will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the third Business Day following the Transmittal Date.

The calculation of the value of the All-Cash Amount, or the Fund Securities and the Cash Redemption Amount, as applicable, to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the All-Cash Amount, or the Fund Securities and the Cash Redemption Amount, as applicable, to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the All-Cash Amount, or the Fund Securities and the Cash Redemption Amount, as applicable, to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. New York time the following Business Day pursuant to a properly submitted redemption order.

The Trust may in its discretion at any time, or from time to time, exercise its option to redeem Fund Shares by providing the required All-Cash Amount, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may permit, in its sole discretion. In either case, the investor will receive an All-Cash Amount payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

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Redemption Transaction Fee

Investors will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the In-Kind redemption of Creation Units. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by each Fund for each redemption order is $500.

An additional variable fee of up to three (3) times the fixed Transaction Fee plus all commission and fees payable to the Fund in connection with the sale of the Fund Securities (expressed as a percentage value of such Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) redemptions made in an All-Cash Amount (to offset the Trust’s brokerage and other transaction costs associate with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

In order to seek to replicate the in-kind redemption order process for creation orders executed in whole or in part with cash, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Cash Creations and Redemptions

The Trust intends that each Fund’s Shares generally will be redeemed for an All-Cash Amount payment. In each instance of such All-Cash Amounts creations and redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations and redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

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Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV).”

The NAV per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing each Fund’s NAV, the Fund’s portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security a Fund must use such security’s fair value as determined in good faith in accordance with the Fund’s Valuation Procedures which are approved by the Board of Trustees.

The value of each Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Sub-Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, each Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

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DIVIDENDS AND DISTRIBUTIONS

General Policies

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Dividends from net investment income are declared and paid at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for each Fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Code”), in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying Portfolio Securities of the Funds, net of expenses of the Funds, as if each Fund owned such underlying Portfolio Securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a “regulated investment company” under the Code (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Funds. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of Shares. It is based upon the Code, the regulations promulgated thereunder, judicial authorities, and administrative rulings and practices as in effect as of the date of this SAI, all of which are subject to change, including the following information which also supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Fund Shares. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Fund Shares as capital assets within the meaning of the Code, and does not hold Fund Shares in connection with a trade

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or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Fund Shares to Fund shareholders holding Fund Shares through a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in Fund Shares based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (“IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Treatment of the Funds

In General. Each Fund intends to qualify and elect to be treated as a separate RIC under the Code. To qualify and maintain its tax status as a RIC, each Fund must meet annually certain income and asset diversification requirements and must distribute annually at least ninety percent (90%) of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains). As a RIC, a Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

With respect to some or all of its investments, a Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include as interest income a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling Portfolio Securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

A Fund will be subject to a four percent (4%) excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to make distributions necessary to avoid the 4% excise tax.

Failure to Maintain RIC Status. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. Distributions from a non-qualifying Fund’s earnings and profits will be taxable to the Fund’s shareholders as regular dividends, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualifying dividend (as discussed below) subject to tax at preferential capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction.

PFIC Investments. The Fund may purchase shares in a foreign corporation treated as a “passive foreign investment company” (“PFIC”) for federal income tax purposes. As a result, the Fund may be

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subject to increased federal income tax (plus charges in the nature of interest on previously-deferred income taxes on the PFIC’s income) on “excess distributions” made on or gain from a sale (or other disposition) of the PFIC shares even if the Fund distributes the excess distributions to its shareholders.

In lieu of the increased income tax and deferred tax interest charges on excess distributions on and dispositions of a PFIC’s shares, the Fund can elect to treat the underlying PFIC as a “qualified electing fund,” provided that the PFIC agrees to provide the Fund with adequate information regarding its annual results and other aspects of its operations. With a “qualified electing fund” election in place, the Fund must include in its income each year its share (whether distributed or not) of the ordinary earnings and net capital gain of a PFIC.

In the alternative, the Fund can elect, under certain conditions, to mark-to-market at the end of each taxable year its PFIC shares. The Fund would recognize as ordinary income any increase in the value of the PFIC shares and as an ordinary loss (up to any prior income resulting from the mark-to-market election) any decrease in the value of the PFIC shares.

With a “mark-to-market” or “qualified election fund” election in place on a PFIC, the Fund might be required to recognize in a year income in excess of its actual distributions on and proceeds from dispositions of the PFIC’s shares. Any such income would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Futures Contracts. A Fund may be required to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts. In addition, a Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund. Any income from futures contracts would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Foreign Currency Transactions. Gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income, expenses or other items denominated in a foreign currency and the time the Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Special or Uncertain Tax Consequences. A Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions (such as the “wash sale” rules), causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions. Each Fund will monitor its investment activities for any adverse effects that may result from these special tax rules.

A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of swaps and other derivatives and income from foreign currency transactions is unclear for purposes of determining a Fund’s status as a RIC. If a final determination on the tax treatment of a Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

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Tax Treatment of Fund Shareholders

Fund Distributions. In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (other than, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualifying dividend income are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks.

Each Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution.” In that event, the Fund pays income tax on the retained long-term capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed long-term capital gain. In addition, each Fund shareholder can claim a refundable tax credit for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain and increase the tax basis of the Fund Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, reduced by the amount of the shareholder’s tax credit.

Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 20%.

In addition, high-income individuals (and certain trusts and estates) will be subject to a 3.8 percent Medicare tax on net investment income in addition to otherwise applicable federal income tax. Please consult your tax advisor regarding this tax.

To the extent that each Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Investors considering buying Fund Shares just prior to a distribution should be aware that, although the price of the Fund Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

REIT/REMIC Investments. A Fund may invest in Real Estate Investment Trusts (“REITs”) owning residual interests in real estate mortgage investment conduits (“REMICs”). Income from a REIT to the extent attributable to a REMIC residual interest (known as “excess inclusion” income) is allocated to a Fund’s shareholders in proportion to the dividends received from the Fund, producing the same income tax consequences as if the Fund shareholders directly received the excess inclusion income. In

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general, excess inclusion income (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes “unrelated business taxable income” to certain entities (such as a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), and (iii) in the case of a foreign shareholder, does not qualify for any withholding tax reduction or exemption. In addition, if at any time during any taxable year certain types of entities own Fund Shares, the Fund will be subject to a tax equal to the product of (i) the excess inclusion income allocable to such entities and (ii) the highest U.S. federal income tax rate imposed on corporations. A Fund is also subject to information reporting with respect to any excess inclusion income.

Sales of Fund Shares. Any capital gain or loss realized upon a sale of Fund Shares is treated generally as a long-term gain or loss if the Fund Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Fund Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund Shares.

In-Kind Creation Unit Issues and Redemptions. On an issue of Fund Shares as part of a Creation Unit made by means of an in-kind deposit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market where the creation is conducted in-kind by deposit of Deposit Securities value (at issue) of the issued Fund Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Fund Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Fund Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Fund Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Fund Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Fund Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund Shares.

A Fund may be subject to foreign income taxes and may be able to elect to pass-along such credit to its shareholders. If this election is available and the Fund elects such treatment, the amount of such credit will be treated as an additional distribution by the Fund and, subject to various limitations of the Code, its shareholders will be entitled to claim a foreign tax credit to offset their tax liability. Please consult your tax advisor regarding whether you will be able to use such credit against your tax liability.

Back-Up Withholding. A Fund may be required to report certain information on a Fund shareholder to the IRS and withhold federal income tax (“backup withholding”) at a 28% rate from all taxable distributions and redemption proceeds payable to the Fund shareholder if the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (or, in the case of a U.S. individual, a social security number) or a completed exemption certificate (e.g., an IRS Form W-8BEN or W-8BEN-E, as applicable, in the case of a foreign Fund shareholder) or if the IRS notifies the Fund that the Fund shareholder is

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otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s federal income tax liability.

Tax Shelter Reporting Regulations. If a Fund shareholder recognizes a loss with respect to Fund Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (or a greater loss over a combination of years) for a corporate stockholder in any single taxable year, the Fund shareholder may be required file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules.

Special Issues for Foreign Shareholders

In general, if a Fund shareholder is not a U.S. citizen or resident or if a Fund shareholder is a foreign entity, the Fund’s ordinary income dividends (including distributions of net short-term capital gains and other amounts that would not be subject to U.S. withholding tax if paid directly to foreign Fund shareholders) will be subject, in general, to withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, for Fund tax years that began on or before December 31, 2013, interest-related dividends and short-term capital gain dividends generally will not be subject to withholding tax; provided that the foreign Fund shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the Fund shareholder’s status as foreign and that the Fund does not have actual knowledge or reason to know that the foreign Fund shareholder would be subject to withholding tax if the foreign Fund shareholder were to receive the related amounts directly rather than as dividends from the Fund. There can be no assurance that these rules, which have expired, will be extended.

Under current law, gain on a sale of Fund Shares or an exchange of such stockholder’s Shares of the Fund will be exempt from U.S. federal income tax (including withholding at the source) unless (i) in the case of an individual foreign Fund shareholder, the Fund shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during the shorter of the period during which the foreign Fund shareholder held such Shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a “U.S. real property holding corporation” (as defined below) and the foreign Fund shareholder actually or constructively held more than 5% of the Fund Shares of the same class. In the case of a disposition described in clause (ii) of the preceding sentence, the gain would be taxed in the same manner as for a domestic Fund shareholder and in certain cases will be collected through withholding at the source in an amount equal to 10% of the sales proceeds.

Unless treated as a “domestically-controlled” RIC, a Fund will be a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. A “domestically controlled” RIC is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock was owned by U.S. persons. This provision relating to domestically controlled regulated investment companies generally will not apply after December 31, 2013, unless extended. There can be no assurance that these rules, which have expired, will be extended.

Recently enacted legislation, will subject foreign shareholders to U.S. withholding tax of 30 percent on all U.S. source income (including all dividends from the Fund) beginning July 1, 2014, and gross proceeds from the sale of U.S. stocks and securities (including the sale of Fund Shares) beginning in 2017, unless they comply with certainly newly-enacted reporting requirements. Complying with such requirements will require the shareholder to provide and certify certain information about itself and (where applicable) its beneficial owners, and foreign financial institutions generally will be required to

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enter in an agreement with the U.S. Internal Revenue Service to provide it with certain information regarding such shareholder’s account holders. Please consult your tax advisor regarding this tax.

To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a foreign Fund shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the foreign Fund shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. income tax return.

Investments in U.S. Real Property. In general, if a Fund is a “U.S. real property holding corporation,” (determined without the exception for “domestically-controlled” RICs and publicly-traded RICs) distributions by the Fund attributable to gains from “U.S. real property interests” (including gain on the sale of shares in certain “non-domestically controlled” REITs and certain capital gain dividends from REITs) will be treated as income effectively connected to a trade or business within the United States, subject generally to tax at the same rates applicable to domestic Fund shareholders and, in the case of the foreign corporate Fund shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower rate). Such distributions will be subject to U.S. withholding tax and will generally give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return.

Even if a Fund is treated as a U.S. real property holding company, distributions on and sales of the Fund Shares will not be treated as income effectively connected with a U.S. trade or business in the case of a foreign Fund shareholder owning (for the applicable period) 5% or less (by class) of the Fund shares. In general, these provisions generally will not apply after December 31, 2013, provided, however, that such provisions will continue to apply thereafter in respect of distributions by a regulated investment company that is a U.S. real property holding corporation or would be so treated for this purpose to the extent such distributions are attributable to certain capital gain dividends from REITs. Investors are advised to consult their own tax advisers with respect to the application to their own circumstances of the above-described rules. There can be no assurance that these rules, which have expired, will be extended.

Foreign stockholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a United States trade or business will be treated as having received such distributions. All shareholders of the Fund should consult their tax advisers regarding the application of these rules.

Recently enacted legislation will subject foreign shareholders to U.S. withholding tax of 30% on all U.S. source income (including all dividends from the Fund) beginning July 1, 2014, and gross proceeds from the sale of U.S. stocks and securities (including the sale of Fund shares) beginning in 2017, unless they comply with certainly newly-enacted reporting requirements. Complying with such requirements will require the shareholder, to provide and certify certain information about itself and (where applicable) its beneficial owners, and foreign financial institutions generally will be required to enter in an agreement with the U.S. Internal Revenue Service to provide it with certain information regarding such shareholder’s account holders. Please consult your tax advisor regarding this tax.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objective. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

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For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

Shareholder inquiries may be made by writing to the Trust, c/o Millington Securities, Inc., 331 Newman Springs Road, Suite 122, Red Bank, New Jersey 07701.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
WBI Tactical Income Shares, a series of the Absolute Shares Trust

We have audited the accompanying statement of assets and liabilities (in organization) of WBI Tactical Income Shares, a series of the Absolute Shares Trust(the “Fund”) as of July 31, 2014. This statement of assets and liabilities (in organization) is the responsibility of theFund’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities (in organization) is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities (in organization). An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of WBI Tactical Income Shares, a series of the Absolute Shares Trustas of July 31, 2014, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Roseland, New Jersey

August 6, 2014

F-1

WBI TACTICAL INCOME SHARES,
a series of the Absolute Shares Trust

Statement of Assets and Liabilities (in Organization)
July 31, 2014

ASSETS
CASH	$100,000
DEFERRED OFFERING COSTS	321,148
TOTAL ASSETS	421,148

LIABILITIES
PAYABLE TO SUB-ADVISOR (Note 5)	321,148
TOTAL LIABILITIES	321,148

NET ASSETS	$100,000

COMPONENTS OF NET ASSETS
PAID-IN-CAPITAL	$100,000

SHARES OF BENEFICIAL INTEREST OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED	4,000.00

NET ASSET VALUE PER SHARE	$25.00

OFFERING PRICE PER SHARE	$25.00

SEE NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES (In Organization)
F-2

WBI TACTICAL INCOME SHARES,

a series of the Absolute Shares Trust

NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES (In Organization)

AS OF JULY 31, 2014

1.	Organization

Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following ten separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):

WBI SMID Tactical Growth Shares

WBI SMID Tactical Value Shares

WBI SMID Tactical Yield Shares

WBI SMID Tactical Select Shares

WBI Large Cap Tactical Growth Shares

WBI Large Cap Tactical Value Shares

WBI Large Cap Tactical Yield Shares

WBI Large Cap Tactical Select Shares

WBI Tactical Income Shares

WBI Tactical High Income Shares

The Funds’ investment adviser, Millington Securities, Inc. (“Advisor”), has selected its affiliate, WBI Investments, Inc. (“Sub-Advisor”), to act as Sub-Advisor. Both the Advisor and Sub-Advisor are registered as investment advisers with the Securities and Exchange Commission (“SEC”). The Advisor is also registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority. The Board of Trustees (the “Board” and each member a “Trustee”) supervises the conduct of the Funds.

As of July 31, 2014 the Funds have not yet commenced investment operations. The only outstanding shares of the Funds were issued pursuant to the initial sale on July 15, 2014 of 4,000 shares of WBI Tactical Income Shares to the Advisor at $25 per share.

2.	Significant Accounting Policies
a)	Basis of Presentation

The financial statement is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars.

The preparation of the financial statement in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at July 31, 2014. Actual results could differ from these estimates and these estimates could be material.

F-3

WBI TACTICAL INCOME SHARES,

a series of the Absolute Shares Trust

NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES (In Organization)

AS OF JULY 31, 2014

b) Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, the risk of loss from such claims is considered remote.

c)	Income Taxes

The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

d)	Organizational Expenses

The Sub-Advisor has agreed to pay all of the Funds’ organizational expenses, incurred to establish the Trust. These expenses will not be recouped by the Sub-Advisor. As a result, organizational expenses of the Funds are not reflected in the financial statement.

e)	Offering Costs

At July 31, 2014 the Funds had $321,148 payable to the Sub-Advisor for offering costs paid by the Sub-Advisor on behalf of the Funds. This amount is recorded as a Payable to Sub-Advisor in the Statement of Assets and Liabilities. Offering costs will be accounted for as a deferred charge until operations begin and thereafter amortized to expense over 12 months on a straight-line basis.

3.	Fund Terms
a)	Issuance and redemption of Shares

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.

The Trust has entered in to an agreement with NYSE Group, Inc. to list shares of the Funds (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations

F-4

WBI TACTICAL INCOME SHARES,

a series of the Absolute Shares Trust

NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES (In Organization)

AS OF JULY 31, 2014

and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

4.	Management Fee

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of, and policies of the Board. Under the Advisory Agreement, the Advisor may retain an investment sub-adviser for the Funds, subject to approval by the Board and Fund shareholders. Under the Sub-Advisory Agreement, the Sub-Advisor serves as the investment sub-adviser and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets of such Fund, calculated daily and paid monthly.

5.	Expense Limitation and Reimbursement

The Sub-Advisor has entered into an Expense Limitation Agreement (the “Agreement”) with the Trust to waive the fees and reimburse expenses of the Funds until at least July 31, 2015 so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of the Fund are limited to 1.25% of average net assets (the “Expense Cap”). The Sub-Advisor may discontinue its obligations under the Agreement at any time in its sole discretion after July 31, 2015. The Fund has agreed to repay the amounts borne by the Sub-Advisor under the Agreement within the three year

F-5

WBI TACTICAL INCOME SHARES,

a series of the Absolute Shares Trust

NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES (In Organization)

AS OF JULY 31, 2014

period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the fund are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap.

6.	Administration Agreement

U.S. Bancorp Fund Services, LLC (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services. The Administrator is entitled to receive (1) 5.5 basis points of the first $500 million of net assets of the Funds, plus 4 basis points on the next $500 million of net assets of the Funds, plus 2 basis points in excess of $1 billion of net assets of the Fund, and (2) $2,000 per Fund for regulatory administrative services. The Custodian is entitled to receive 1 basis point of the first $500 million of net assets of the Funds, plus 0.5 basis point in excess of $500 million of net assets of the Funds for custody services.

7.	Compliance Servicing Agreement

The Trust has entered into an agreement with Foreside Compliance Services, LLC (“Foreside”), whereby Foreside agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act. Foreside is entitled to receive annually a base fee of $50,000, plus $4,000 per Fund, calculated and billed monthly. In addition, Foreside will receive an additional $10,000 for the initial development of the Funds’ policies and procedures.

8.	Subsequent Events

The Fund has evaluated the impact of subsequent events through the date of issuance of the financial statement and determined that there were no subsequent events requiring adjustment to or disclosure in the financial statement.

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APPENDIX A

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Sub-Advisor exercises its proxy voting rights with regard to the holdings in each Fund’s investment portfolio with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors (collectively, “Management”) to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

The Sub-Advisor seeks to avoid material conflicts of interest through its use of a third-party proxy services vendor (“Proxy Vendor”), which applies detailed, pre-determined proxy voting guidelines (“Voting Guidelines”) in an objective and consistent manner across client accounts, based on research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. The Sub-Advisor engages a third party as an independent fiduciary to vote all proxies for the Funds.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Portfolio Oversight Committee for discussion and vote. Additionally, the Portfolio Oversight Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Sub-Advisor weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

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APPENDIX B

Corporate Bond Ratings

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing. Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

1-B

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing with the major categories.

2-B

APPENDIX C

Commercial Paper Ratings

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

1-C